March 5, 1997


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

          Re:  Calvert Tax-Free Reserve Fund
               File Numbers 811-3101 and 2-69565


Ladies and Gentlemen:

     Pursuant to Rule 30b2-1 of the Investment Company Act of 1940, attached is the Annual Report to Shareholders for the year ended December 31, 1996, for the above-referenced Registrant.


Sincerely,




Nana Juarbe
Administrative Assistant

                                                 CALVERT TAX-FREE RESERVES

Dear Investor:
     Investors' changing outlook for Federal Reserve monetary policy caused above-average volatility in the financial markets. In general, bond yields trended higher during the first half of the year in anticipation of a Fed tightening and then retraced a bit during the second half when Gross Domestic Product and other indications of pricing pressures appeared to lessen.
     Money market investments turned in modestly good returns, considering the current low rates available on short-term securities. Most longer-term fixed-income investments also managed to generate positive returns, but yields covered a good bit of ground during the course of the year. The benchmark 30-year Treasury bond fluctuated within a fairly wide band of about 125 basis points but closed 1996 just 60 basis points above its year-ago level. Stocks posted very strong returns, for the second consecutive year. The Standard & Poor's 500 Stock Index rose about 23%. Municipal securities outperformed taxables, as the market recovered from fears that the introduction of a flat-tax system would eliminate municipal securities' tax advantage.


                            Municipal Rates

                         (Graph appears here)

          Graph shows municipal rates for 1, 7 and 20 year
            AA General Obligations between 12/95 and 12/96



Fund Performance and Strategy Review

Money Market Portfolio
     The Money Market Portfolio generated a competitive level of tax-free income during this 12-month period, but the yield was below its year-ago level due to the lower rates available on money market securities. We kept the Fund's weighted average maturity near the low end of its target range for the first six months of 1996, so that we could quickly roll assets into higher yielding securities as they became available. We took advantage of the June/July note season, when municipal governments bring new issues to market, to modestly extend maturity. Greater supply puts upward pressure on yields.


                          Money Market Portfolio
                         Compound Dividend Yield

                           (Graph Appears Here)
     Twelve
     Months                                                     4.02%
     Ended                                          3.31%
     12/31/95

     Twelve
     Months                                          3.33%
     Ended                                    2.68%
     12/31/96                                  2.93%

               0.0%       1.0%       2.0%       3.0%        4.0%
                     0.5%      1.5%        2.5%      3.5%         4.5%


Limited-Term Portfolio
     The Limited-Term Portfolio outperformed its benchmark for the 12-month period but lagged for the six-month period covered by this report. This is because the Limited-Term Portfolio seeks to maintain a fairly stable net asset value and therefore limits the maturity of underlying securities to three years. Other funds in this peer group may purchase longer term securities. Therefore, when rates move higher, as they did during the first half of the year, our shorter maturity boosts our relative performance, but when rates decline, as they did in the second half, we do not benefit as fully from the resulting price appreciation.


                    Limited-Term Portfolio
                    Investment Performance

                      (Graph appears here)

     Periods Ended 12/31/96        6 Months       12 Months

     Limited Term Portfolio        2.04%          3.94%

     Lipper Short Muni
       Debt Funds Avg.             4.73%          3.76%

     Investment performance is for Class A Shares and does not reflect the deduction of any front-end sales charge.



Long-Term Portfolio
     The Long-Term Portfolio generated six- and 12-month returns in-line with its peer group average. We kept maturity relatively constant and in-line with that of the peer group average for most of the year and maintained our emphasis on high credit quality.


                    Long-Term Portfolio
                    Investment Performance

     Periods Ended 12/31/96        6 Months       12 Months

     Long Term Portfolio           4.65%          2.89%

     Lipper General Muni
       Funds Avg.                  4.73%          3.30%

     Investment performance is for Class A Shares and does not reflect the deduction of any front-end sales charge.



Outlook
     Yields will likely continue to fluctuate during the first quarter of 1997, but we don't expect to see a clear trend in place until after the next Federal Reserve Open Market Committee meeting. The Fed might then adopt a bias toward a tighter monetary policy, and rates might move a bit higher, but we are not anticipating a steep increase. Our strategy is to keep the Portfolios at or near their current maturity ranges until the interim volatility subsides and we can better assess the direction of rates.

Sincerely,




David Rochat
Senior Vice President
January 21, 1997





                                   Ratings Breakdown

                                Money Market Portfolio

                                   (Graph appears here)


                         First Tier                  Second Tier

                             93%                        7%



                                 Limited-Term Portfolio

                                   (Graph appears here)


AAA/Aaa        AA/Aa          A/a        BBB/Baa      Cash Equivalents
  13%           7%            15%         28%               37%



                                   Long-Term Portfolio

                                   (Graph appears here)


             AAA/Aaa        AA/Aa          A/A            NR        BBB/Baa
               31%           28%           16%            10%         17%


     NR: Obligation is not rated by a commercial rating service, such as Moody's Investors Services, Inc., or Standard & Poor's Corporation; obligation has been determined to be of approriate quality for the Portfolio by Calvert Asset Management Company, Inc., the Investment Advisor.

     All securities in Calvert Group money market funds are eligible securities under rule 2a-7 of the Investment Company Act of 1940. First Tier Securities are eligible securities rated in the highest rating category for short-term debt obligations by at least two of the Nationally Recognized Statistical Ratings Organizations. Second Tier Securities are eligible securities not in the First Tier.


                             Portfolio Statistics

                          Weighted Average Maturity

                                                 6/30/96      12/31/96

    Money Market Portfolio                      21 days        42 days
    Limited-Term Portfolio                     331 days       319 days
    Long-Term Portfolio                        18 years       18 years


                             Money Market Yields

    Seven-Day Compounded (Effective)                          12/31/96

    Money Market Portfolio (Class O)                             3.65%
    Money Market Portfolio (Class MMP)                           2.95%



                                 SEC Yields

                                                               Class A
    Thirty Days Ended                                         12/31/96

    Limited-Term Portfolio                                       3.79%
    Long-Term Portfolio                                          4.84%

    Yields assume reinvestment of dividends.


                          Average Annual Total Returns

                                                                Since
    Periods Ended 12/31/96        1 Year    5 Year   10 Year  Inception

    Class A Shares
    Limited-Term Portfolio (3/81)   2.88%     3.91%     4.99%     6.29%
    Long-Term Portfolio (8/82)      -.94%     5.97%     6.28%     8.17%




                            Portfolio Statistics
                          Performance Comparisons



                           Money Market Portfolio
           Change in value of a hypothetical $10,000 investment.

                              (Graph appears here)

                   12/31/96   12/31/95  12/31/94  12/31/93  12/31/92  12/31/91

CTFR M.M.(O)       $15,242    $14,471   $14,181   $13,793   $13,469   $13,058



                   12/31/90   12/31/89  12/31/88  12/31/87  1/1/87

CTFR M.M.(0)       $12,439    $11,730   $11,018   $10,462   $10,000



                           Limited-Term Portfolio
           Change in value of a hypothetical $10,000 investment.

                              (Graph appears here)

                   12/31/96   12/31/95  12/31/94  12/31/93  12/31/92  12/31/91

CTFR LTD TERM      $16,274    $15,648   $14,834   $14,524   $13,962   $13,299

LIPPER SHORT MUNI
  DEBT AVGL        $17,277    $16,651   $15,499   $15,255   $14,325   $13,460



                   12/31/90   12/31/89  12/31/88  12/31/87  1/1/87

CTFR LTD TERM      $12,492    $11,729   $10,948   $10,249   $9,800

LIPPER SHORT MUNI
  DEBT AVGL        $12,414    $11,664   $10,901   $10,301   $10,000



                           Long-Term Portfolio
           Change in value of a hypothetical $10,000 investment.

                              (Graph appears here)

                   12/31/96   12/31/95  12/31/94  12/31/93  12/31/92  12/31/91

CTFR LONG TERM     $18,384    $17,867   $15,396   $15,831   $14,248   $13,241



                   12/31/90   12/31/89  12/31/88  12/31/87  1/1/87

CTFR LONG TERM     $11,647    $11,310   $10,299   $9,339   $9,625


*The Lehman Aggregate Municipal Bond Index has a maturity of approximately 20 years, which is comparable to that of the Long-Term Portfolio but much longer than that of the Limited-Term Portfolio.

Total returns assume reinvestment of dividends and, for Class A shares, reflect the deduction of each fund's maximum front-end sales charge of 2.00% (1.00% effective 9/9/97) for the Limited-Term Portfolio and 3.75% for the Long-Term Portfolio. No sales charge has been applied to the indices used for comparison. The value of an investment in Class A (Class O for Money Market Portfolio) shares is plotted in the line graphs. The value of an investment in Class C (Class MMP for Money Market Portfolio) shares would be different. Past performance is no guarantee of future returns.





Report of Independent Accountants

To the Board of Trustees and Shareholders of Calvert Tax-Free Reserves:

     We have audited the accompanying statements of net assets of Calvert Tax-Free Reserves (comprised of Money Market, Limited-Term, and Long-Term Portfolios) as of December 31, 1996, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the preceding years were audited by other auditors whose report dated January 31, 1994 expressed an unqualified opinion thereon.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios noted in the first paragraph as of December 31, 1996, the results of their operations, the changes in their net assets and financial highlights for the respective periods stated in the first paragraph in conformity with generally accepted accounting principles.

                                    COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
February 7, 1997



Money Market Portfolio
Statement of Net Assets
December 31, 1996

Principal
Amount                                                                  Value

                       Municipal Obligations - 100.7%
Alabama - 1.5%
$6,000,000   Birmingham Adjustable Warrants VRDN, Series A, 4.20%,
               6/1/18, LOC: Regions Bank                             $6,000,000
             MFH Revenue VRDN,
 3,490,000      4.30%, 12/1/03, LOC: Amsouth Bank                     3,490,000
   825,000      Series A, 4.25%, 4/1/14, LOC: Southtrust Bank, AL       825,000
 3,600,000    Mobile Spring Hill Medical Clinic Revenue VRDN, 4.25%,
               2/1/11, LOC: Amsouth Bank                              3,600,000
 5,775,000    Northpoint MFH Revenue VRDN, 4.25%, 7/1/18,
               LOC: Amsouth Bank                                      5,775,000
 4,000,000    Wynlakes Government Utility Authority Revenue VRDN,
               4.50%, 5/1/06, LOC: Amsouth Bank                       4,000,000

Arizona - 6.0%
14,500,000   Apache County IDA Revenue VRDN, 4.10%, 12/15/18,
               LOC: Bank of New York                                 14,500,000
22,900,000   Apache County IDA Revenue VRDN, Series B, 4.10%,
               10/1/21, LOC: Bank of Tokyo-Mitsubishi, Ltd.          22,900,000
 2,050,000   Casa Grande IDA Revenue VRDN, 3.85%, 9/1/07,
               LOC: Banque National De Paris                          2,050,000
 7,380,000   Glendale IDA Revenue VRDN, 4.65%, 1/1/20, LOC:
               Sumitomo T&B                                           7,380,000
 5,415,000   Maricopa County IDA Revenue VRDN, 4.45%,
               10/1/08, C/LOC: Great American FSB                     5,415,000
             Maricopa County Pollution Control Revenue VRDN,
 3,000,000      4.25%, 7/1/14, LOC: Citibank                          3,000,000
10,100,000      4.15%, 12/1/14, LOC: Credit Suisse                   10,100,000
 6,300,000      5.00%, 5/1/29, LOC: Toronto-Dominion                  6,300,000
             Pinal County IDA Revenue VRDN,
 9,900,000      4.25%, 12/1/05, LOC: Industrial Bank of Japan         9,900,000
 6,000,000    Pollution Control, 5.00%, 12/1/09, LOC: National
                Westminster Bank                                      6,000,000
 8,300,000   Prescott IDA Revenue VRDN, 3.90%, 12/1/14,
               GA: Household Finance Corp.                            8,300,000

California - 20.5%
 6,700,000    Fremont MFH Revenue VRDN, 4.20%, 9/1/07,
               LOC: Industrial Bank of Japan                          6,700,000
 8,800,000    Fresno MFH Revenue VRDN, 5.60%, 5/1/15,
               LOC: Tokai Bank, Ltd.                                  8,800,000
 8,500,000    Hemet  MFH Authority Revenue VRDN, 4.35%,
               7/1/06, C/LOC: Mercury S&L                             8,500,000
 4,450,000    Huntington Beach Tax & Revenue Anticipation
               Notes, 4.50%, 10/1/97                                  4,476,750
10,000,000    Kern County Superintendent of Schools Certificates of
               Participation VRDN, Series A, 4.15%, 12/1/21,
               BPA: Anchor National Life                             10,000,000

Principal
Amount                                                               Value

California (Cont'd)
  $500,000    Los Angeles Community Redevelopment Agency MFH
               Revenue VRDN, 4.20%, 12/1/05, LOC: Industrial
               Bank of Japan                                           $500,000
 8,800,000    Los Angeles County Convention Center Puttable Floating
               Option VRDN, 4.20%, 8/15/18, INSUR: MBIA               8,800,000
 4,181,000    Los Angeles County MFH Revenue VRDN, 4.20%, 5/1/07,
               LOC: Industrial Bank of Japan                          4,181,000
 1,000,000    Los Angeles County Sales Tax Trust Receipts Revenue VRDN,
               4.45%, 8/20/03, INSUR: MBIA                            1,000,000
15,000,000    Los Angeles County Tax & Revenue Anticipation Notes,
               Series A, 4.50%, 6/30/97, LOC: Bank of America        15,042,187
15,000,000    Los Angeles Unified School District Tax & Revenue
               Anticipation Notes, Series A, 4.50%, 6/30/97          15,045,248
              Orange County Apartment Development Revenue VRDN,
17,750,000     4.35%, 11/1/05, LOC: Wells Fargo Bank, N.A.           17,750,000
18,050,000     4.65%, 3/1/07, LOC: Tokai Bank, Ltd.                  18,050,000
10,800,000     4.15%, 10/1/07, LOC: Bank of Tokyo-Mitsubishi, Ltd.   10,800,000
 7,000,000      4.30%, 11/1/08, LOC: Banque Paribas                   7,000,000
12,250,000    Orange County Housing Authority Revenue VRDN,
               4.25%, 12/1/07, LOC: Bank of Tokyo-Mitsubishi, Ltd.   12,250,000
 2,500,000    Orange County Improvement Special Assessment VRDN,
               4.85%, 9/2/18, LOC: Bank of Tokyo-Mitsubishi           2,500,000
 4,000,000    Orange County Rental Housing Revenue VRDN, 4.25%,
               5/1/22, LOC: Banque Paribas                            4,000,000
 4,517,857    Palmdale School District Project Lease VRDN,
               4.40%, 12/13/10, LOC: National Westminster Bank        4,517,857
              Riverside MFH Revenue VRDN,
 3,200,000      5.50%, 6/1/05, LOC: Tokai Bank, Ltd.                  3,200,000
 1,065,000      4.75%, 6/1/09, LOC: Tokai Bank, Ltd.                  1,065,000
 5,330,000    Sacramento County MFH Revenue VRDN, 5.50%,
               12/1/98, LOC: Tokai Bank, Ltd.                         5,330,000
              San Bernardino County MFH Revenue VRDN,
 2,000,000      Series B, 4.125%, 6/1/05                              2,000,000
 4,000,000      4.25%, 8/1/05, LOC: Tokai Bank, Ltd.                  4,000,000
28,000,000     5.55%, 5/1/15, IA: Escrowed/T-Bills                   28,000,000
 6,000,000    San Bernardino County Public Safety Authority Revenue
               Bonds, 4.10%, 5/1/97                                   6,000,000
              San Diego MFH Revenue VRDN,
 8,550,000      4.20%, 8/1/15, LOC: Bank of Tokyo-Mitsubishi, Ltd.    8,550,000
 2,690,000      6.50%, 12/1/08, LOC: Daiwa                            2,690,000
34,860,000    San Francisco MFH Revenue VRDN, 4.60%, 10/1/00, LOC:
               Mitsubishi T&B                                        34,860,000
 4,900,000    Santa Ana Housing Authority Revenue VRDN, 4.50%,
               12/1/07, C/LOC: Mercury S&L                            4,900,000
 1,200,000    Simi Valley MFH Revenue VRDN, 4.30%, 6/1/10,
               LOC: Sumitomo T&B                                      1,200,000
              State Revenue Anticipation Notes,
36,000,000     Series A, 4.50%, 6/30/97                              36,090,483
 4,000,000      Series C-1, 4.00%, 6/30/97                            4,000,000
   700,000     Stockton IDA Revenue VRDN, 4.295%, 12/1/16,
                LOC: Union Bank of California                           700,000


Principal
Amount                                                               Value

California (Cont'd)
$2,975,000   Union City Housing Mortgage Revenue VRDN, 4.60%, 10/1/11,
                LOC: Mitsubishi T&B                                  $2,975,000
16,600,000   Victor Valley Community College District Certificates
                of Participation VRDN, 4.45%, 11/1/24,
                GA: Anchor National Life                             16,600,000
 2,905,000   Victorville MFH Revenue VRDN, 4.55%, 12/1/15,
                C/LOC: Redland S&L                                    2,905,000

Colorado - 0.7%
 2,500,000    Arapahoe County MFH Revenue VRDN, 5.55%, 11/1/17,
               LOC: Heller Financial                                  2,500,000
 3,500,000    City and County of Denver MFH Revenue VRDN, 3.40%,
               12/15/14, LOC: Sumitomo Bank Ltd                       3,500,000
 3,695,000    Denver City & County Airport Revenue VRDN, 4.35%,
               11/15/25, INSUR: MBIA                                  3,695,000
 2,120,000    Lakewood IDA Revenue VRDN, 4.75%, 8/1/07, LOC:
               West One Bank                                          2,120,000

Connecticut - 0.1%
 1,150,000    State Development Authority Revenue VRDN, 3.75%, 6/1/08,
               LOC: Barclays Bank, Plc.                               1,150,000
 1,190,000    State Health and Education Facilities Authority Revenue
               VRDN, 3.75%, 2/1/09, LOC: Barclays Bank, Plc.          1,190,000

District of Columbia - 2.2%
             GO VRDN,
10,900,000      4.60%, 7/27/03, INSUR: AMBAC                         10,900,000
 7,710,000      4.60%, 6/1/05, INSUR: MBIA                            7,710,000
 5,300,000      4.60%, 6/1/03, INSUR: FSA                             5,300,000
10,390,000   MFH Revenue VRDN, 4.30%, 12/1/05, LOC: Sumitomo
               Bank, Ltd.                                            10,390,000

Florida - 6.1%
 3,700,000    Dade County Aviation Revenue VRDN, Series A, 4.45%, 10/1/09,
               LOC: Fuji Bank, Ltd.                                   3,700,000
 6,750,000    Duval County MFH Revenue VRDN, 5.25%, 6/1/07,
               LOC: Household Financial Corp.                         6,750,000
 8,800,000    Florida Housing Finance Agency Revenue VRDN, 4.25%,
               7/1/23, LOC: Heller Financial                          8,800,000
 5,000,000    Gulf Breeze Revenue VRDN, Series A, 4.25%, 3/31/21,
               LOC: Barnett Bank of South Florida                     5,000,000
10,600,000   Lee County IDA Revenue VRDN, 4.125%, 4/1/10,
               LOC: Banque Paribas                                   10,600,000
 6,025,000    Manatee County Housing Finance Authority Revenue VRDN,
               4.60%, 12/1/07, LOC: Marine Midland Bank               6,025,000
 4,200,000    Pinellas County Health Facilities Authority Revenue VRDN,
               4.35%, 11/1/15, LOC: First Union Bank, NC              4,200,000
             Orange County Health Facilities Authority Revenue VRDN,
20,600,000     3.65%, 1/13/97, INSUR: MBIA                           20,600,000
 6,880,000     4.55%, 10/1/06, INSUR: MBIA                            6,880,000
 2,600,000     4.55%, 3/27/06, INSUR: MBIA                            2,600,000

Principal
Amount                                                               Value

Florida (Cont'd)
               Orange County Health Facilities Authority Revenue VRDN,
$4,000,000     4.55%, 10/1/08, INSUR: MBIA                           $4,000,000
 9,455,000      4.20%, 12/1/25, INSUR: FGIC                           9,455,000
   150,000    Orange County MFH Revenue VRDN, 4.25%, 10/1/08,
               LOC: NationsBank                                         150,000
 4,720,000    Palm Beach County IDA Revenue VRDN, 4.045%, 5/5/10,
               LOC: Union Bank of California                          4,720,000
 3,530,000    Volusia County MFH Revenue VRDN, 4.375%, 9/1/05, GA:
               Household Finance Corp.                                3,530,000

Georgia - 2.8%
 2,000,000    Athens MFH Revenue VRDN, 4.375%, 8/1/05, LOC:
               First Bank, N.A.                                       2,000,000
14,600,000   Atlanta Urban Residential MFH Revenue VRDN, 4.60%,
               12/1/08, LOC: Marine Midland Bank                     14,600,000
 7,850,000    Columbus Downtown Development Authority Revenue
               VRDN, 4.35%, 8/1/15, LOC: Columbus B&T                 7,850,000
 7,470,000    De Kalb County MFH Revenue VRDN, 4.30%, 11/1/15,
               LOC: Amsouth Bank                                      7,470,000
             Jackson County IDA Revenue VRDN,
 7,000,000      4.50%, 12/1/15, LOC: Bank of Tokyo-Mitsubishi, Ltd.   7,000,000
 2,585,000      4.50%, 12/1/24, LOC: Barclays Bank, Plc.              2,585,000
 3,000,000    Macon Bibb County Urban Development Authority Revenue
               VRDN, 4.20%, 3/1/05                                    3,000,000

Illinois - 6.9%
 2,900,000    Chicago Municipal Trust Receipts VRDN, 4.55%, 1/1/18,
               INSUR: AMBAC                                           2,900,000
20,000,000   Chicago MFH  Revenue VRDN, 4.20%, 11/1/10, LOC:
               Fleet National Bank                                   20,000,000
 2,000,000    Chicago O'Hare International Airport Revenue VRDN,
               5.00%, 12/1/17, LOC: Westdeutsche Landesbank           2,000,000
10,000,000   Decatur Water Treatment Revenue VRDN, 3.70%, 1/14/97,
               LOC: Sumitomo Bank, Ltd.                              10,000,000
             Development Financial Authority Revenue VRDN,
 2,250,000      4.10%, 9/1/26, LOC: Firstar Bank, Milwaukee           2,250,000
 5,000,000      4.00%, 9/1/31, LOC:  LaSalle Bank                     5,000,000
             Educational Facilities Authority Revenue VRDN,
15,705,000     4.25%, 12/1/05, INSUR: FGIC                           15,705,000
13,400,000     4.50%, 1/1/18, LOC: Sumitomo Bank, Ltd.               13,400,000
 1,500,000    Elgin Industrial Development Revenue VRDN, 4.40%,
               9/1/16, LOC: LaSalle Bank                              1,500,000
 9,000,000    Galesburg Knox College Project Revenue VRDN, 4.10%,
               3/1/31, LOC: LaSalle Bank                              9,000,000
             Health Facilities Authority Revenue VRDN,
 7,765,000      4.50%, 7/1/12, LOC: First S&L of South Holland        7,765,000
 4,000,000      4.20%, 9/15/20, LOC: LaSalle Bank                     4,000,000
 4,790,000    Housing Development Authority Revenue VRDN, 4.65%,
               2/1/24, LOC: Sumitomo Bank, Ltd.                       4,790,000

Principal
Amount                                                                Value
Illinois (Cont'd)
             IDA Revenue VRDN,
$2,400,000      4.60%, 11/1/02, LOC: LaSalle Bank                    $2,400,000
 2,600,000      4.60%, 9/2/05, LOC: American National B&T             2,600,000
 2,000,000      4.50%, 1/1/09, LOC: Industrial Bank of Japan          2,000,000
 2,225,000      Series B, 4.25%, 1/1/10, LOC: American National B&T   2,225,000
 2,480,000    Rockford Economic Development Revenue Bonds, 4.45%,
                12/2/97, LOC: Banque Paribas                          2,480,000

Indiana - 0.5%
 3,420,000    Lawrence Economic Development Revenue VRDN, 4.65%,
               6/1/24, LOC: Heller Financial                          3,420,000
 4,500,000    South Bend MFH Revenue VRDN, 4.50%, 10/1/09, LOC:
               Society Bank of Cleveland                              4,500,000

Iowa - 0.5%
 7,300,000    School Corps. Warrants, Series A, 4.75%, 6/27/97        7,349,567

Kansas - 1.1%
 6,635,000    Kansas City MFH Revenue VRDN, 4.35%, 6/1/15,
               LOC: Huntington National Bank                          6,635,000
11,075,000   Shawnee MFH Revenue VRDN, 4.60%, 2/1/24, LOC:
               Heller Financial                                      11,075,000

Kentucky - 1.4%
 9,800,000    Mayfield Multi-City Lease Revenue VRDN, 4.30%, 7/1/26,
               LOC: PNC Bank, N.A.                                    9,800,000
13,000,000   Ohio County Pollution Control Revenue VRDN, 4.90%,
               10/1/15, LOC: Chemical Bank                           13,000,000

Louisiana - 0.2%
 3,000,000    Public Facilities Authority Revenue VRDN, 4.30%, 12/1/14,
               LOC: Regions Bank                                      3,000,000

Maine - 0.4%
 7,000,000    Orrington Resource Recovery Revenue VRDN, 4.125%, 5/1/03,
               LOC: Bank of Nova Scotia                               7,000,000

Maryland - 1.4%
 3,041,260    Baltimore County Economic Development Authority Revenue
               VRDN, 4.75%, 12/1/02, LOC: First National
               Bank of Maryland                                       3,041,260
             Economic Development Corporation Revenue VRDN,
 1,200,000      4.75%, 11/1/02, LOC: First National Bank of Maryland  1,200,000
 1,000,000      4.30%, 6/1/20, LOC: NationsBank                       1,000,000
13,555,000   Health and Education Facilities Authority Revenue VRDN,
               4.25%, 7/1/14, LOC: First National Bank of Maryland   13,555,000
 3,000,056    Ocean City IDA Revenue VRDN, 5.3625%, 7/1/13, LOC:
               First National Bank of Maryland                        3,000,056

Massachusetts - 0.5%
 1,175,000    Hudson IDA Revenue VRDN, 4.295%, 10/1/13,
               LOC: FNB Boston                                        1,175,000

Principal
Amount                                                               Value


Massachusetts (Cont'd)
             State Industrial Finance Authority Revenue VRDN,
$1,275,000     4.045%, 11/3/99, LOC: FNB Boston                      $1,275,000
 4,900,000      4.295%, 8/1/14, LOC: FNB Boston                       4,900,000
   500,000    New Bedford IDA Revenue VRDN, 4.295%, 10/1/97,
               LOC: CoreStates                                          500,000

Michigan - 1.2%
             Housing Development Authority Limited Obligation Revenue VRDN,
 2,675,000      4.29%, 11/1/14, LOC: Citibank                         2,675,000
 4,400,000      4.29%, 5/1/16, LOC: Citibank                          4,400,000
 5,100,000    State Hospital Financing Authority Revenue VRDN, Series A,
               4.00%, 12/1/23, LOC: First American Bank, MI           5,100,000
 7,425,000    Sault Sainte Marie Tribe Building Revenue VRDN, Series A, 4.22%,
               6/1/03, LOC: First of America Bank, MI                 7,425,000

Minnesota - 0.5%
 1,100,000    Cottage Grove Pollution Control Board Revenue VRDN,
               4.22%, 8/1/12, GA: Minnesota Mining
               and Manufacturing                                      1,100,000
 6,500,000    Minneapolis MFH Revenue VRDN, 4.25%, 12/1/14,
               LOC: Citibank                                          6,500,000

Missouri - 0.3%
 4,045,000    Kansas City MFH Revenue VRDN, 4.60%, 8/1/20,
               LOC: Heller Financial                                  4,045,000
 1,155,000    IDA Revenue VRDN, 4.295%, 3/1/01, LOC: FNB Boston       1,155,000

Nebraska - 0.3%
 4,300,000    Investment Finance Authority MFH Revenue VRDN, 4.20%,
               10/1/10, LOC: LaSalle Bank                             4,300,000

New Hampshire - 1.2%
12,505,000   Manchester MFH Revenue VRDN, 6.00%, 6/15/15,
               LOC: Daiwa Bank, Ltd.                                 12,505,000
 5,945,000    Higher Education & Health Adjustable Trust Receipts,
               Series SG19, 4.15%, 6/1/23, BPA: Societe Generale      5,945,000

New Jersey - 0.8%
             Economic Development Authority Revenue VRDN,
 2,350,000      4.25%, 3/1/98, LOC: Meridian Bank                     2,350,000
 1,240,000      4.25%, 1/1/00, LOC: Marine Midland Bank               1,240,000
 1,500,000      4.625%, 12/1/14, LOC: Citibank                        1,500,000
 7,400,000      5.00%, 12/1/15, LOC: Asahi Bank, Ltd.                 7,400,000

New York - 5.2%
             Orange County IDA Revenue VRDN,
 1,200,000      4.50%, 6/1/98, LOC: Sakura Bank                       1,200,000
   500,000      4.50%, 10/1/98, LOC: Sakura Bank                        500,000
15,000,000   New York City GO Series J 2, 3.10%, 2/24/97             15,000,000
 3,550,000    New York City GO VRDN, 5.00%, 8/1/20, LOC:
               Morgan Guaranty Trust                                  3,550,000
62,000,000   New York City Revenue Anticipation Notes, Series B,
               4.50%, 6/30/97, LOC: Bank of Nova Scotia,
               Canadian Imperial, Commerzbank                        62,294,362

Principal
Amount                                                               Value

Nevada - 0.1%
$1,900,000   Henderson Public Improvement Trust Revenue VRDN, 4.60%,
               4/1/07, LOC: Barclays Bank, Plc.                      $1,900,000

North Carolina - 0.3%
 5,000,000    Wake County Industrial Facilities & Pollution Financing Authority
               Revenue Bonds, 3.55%, 2/10/97, LOC: Fuji Bank Ltd      5,000,000

Oklahoma - 1.1%
 5,930,000    Cleveland MFH Revenue VRDN, 4.50%, 4/1/20, SURBD:
               Continental Casualty Co.                               5,930,000
 5,900,000    Housing Finance Authority Revenue VRDN, 4.75%, 12/1/05,
               C/LOC: Binghampton Savings Bank                        5,900,000
 5,000,000    Tulsa IDA Revenue VRDN, Series A, 4.05%, 11/1/14, LOC:
               Sanwa Bank, Ltd.                                       5,000,000

Pennsylvania - 11.7%
2,600,000    Berks County IDA Revenue VRDN, 4.25%, 7/1/25,
               LOC: CoreStates                                        2,600,000
8,500,000    Delaware County Authority Revenue VRDN, 4.00%, 7/1/14,
               LOC: PNC Bank N.A.                                     8,500,000
             Emmaus GO Revenue VRDN,
7,300,000      4.20%, 3/1/24, LOC: Fuji Bank, Ltd.                    7,300,000
3,000,000      4.20%, 3/1/24, LOC: Midland Bank, Plc.                 3,000,000
50,000,000   Harrisburg Mortgage Pool Financing Fund Authority Revenue VRDN,
               4.55%, 7/1/21, GA: Anchor National Life               50,000,000
             Philadelphia GO, Adjustable Coupon,
15,000,000     3.70%, 1/13/97, LOC: Fuji Bank, Ltd.                  15,000,000
12,000,000     3.70%, 1/14/97, LOC: Fuji Bank, Ltd.                  12,000,000
13,600,000     3.70%, 1/16/97, LOC: Fuji Bank, Ltd.                  13,600,000
 4,000,000      3.55%, 2/10/97, LOC: Fuji Bank, Ltd.                  4,000,000
44,000,000   Philadelphia Tax & Revenue Anticipation Notes, Series A,
               4.50%, 6/30/97                                        44,114,643
 3,000,000    Philadelphia MFH Redevelopment Authority Revenue VRDN,
               4.60%, 12/1/09, LOC: Marine Midland Bank               3,000,000
 1,910,000    West Cornwall Township Municipal Authority Revenue VRDN,
               3.85%, 3/1/16, LOC: CoreStates                         1,910,000
11,500,000   Westmoreland County IDA Revenue VRDN, 4.375%, 5/1/18,
               LOC: Fleet National Bank                              11,500,000
 8,250,000    York County Hospital Authority Revenue VRDN, 4.43%, 1/1/15,
                LOC: First National Bank of Maryland                  8,250,000

Puerto Rico - 0.6%
 9,000,000    Commonwealth Tax & Revenue Anticipation Notes,
               Series A, 4.00%, 7/30/97                               9,028,941

South Carolina - 2.2%
15,225,000   Berkeley County Pollution Control Facilities Revenue VRDN,
               4.15%, 12/1/08, LOC: Royal Bank of Canada             15,225,000
 5,100,000    Dorchester County Industrial Revenue VRDN, 4.464%, 10/1/24,
               LOC: Bayerische Vereinsbank                            5,100,000

Principal
Amount                                                               Value

South Carolina (Cont'd)
$4,860,000   Orangeburg IDA Revenue VRDN, 4.295%, 6/1/08,
                LOC: FNB Boston                                      $4,860,000
 3,000,000    Jobs Economic Development Authority Revenue VRDN, 4.95%,
               7/1/22, LOC: Chemical Bank                             3,000,000
 6,000,000    State Housing Finance and Development Authority Revenue
               VRDN, 4.40%, 7/1/07, SURBD: Continental Casualty Co.   6,000,000

South Dakota - 1.5%
             Housing Development Authority Puttable Floating Rate Notes,
11,000,000     4.30%, 5/1/13, TOA: Banco Santander                   11,000,000
11,980,000     Series C, 4.30%, 5/1/19, BPA: Caisse des Depots       11,980,000

Tennessee - 0.4%
 1,500,000    Metro Nashville Airport Authority Special Facilities Revenue VRDN,
               Series B, 4.95%, 10/1/12, LOC: Bayerische Landesbank
               Girozentrale                                           1,500,000
 5,240,000    Housing Development Agency Revenue VRDN, 4.25%,
               7/1/13, INSUR: FSA                                     5,240,000

Texas - 10.4%
 2,525,000    Cleburne IDA Revenue VRDN, 4.50%, 2/1/04, LOC:
               National City Bank                                     2,525,000
 1,000,000    Grand Prairie IDA Revenue VRDN, 4.00%, 12/1/06, LOC:
               PNC Bank, N.A.                                         1,000,000
 3,150,000    Guadalupe Blanco River Authority Revenue VRDN, 3.85%,
               3/1/08, LOC: Banque National De Paris                  3,150,000
76,150,000   Harris County Health Facilities Development Authority Revenue
               VRDN, 4.60%, 12/1/25, IA: Prudential Insurance Co.    76,150,000
 3,200,000    Harris County IDA Revenue VRDN, 5.15%, 8/1/01, LOC:
               Sakura Bank, Ltd.                                      3,200,000
78,850,000   State Tax & Revenue Anticipation Notes,
               4.75%, 8/29/97                                        79,273,638

Utah - 0.3%
 4,500,000    Provo City MFH Revenue VRDN, 4.35%, 12/15/10, LOC:
               Dai-Ichi Kangyo Bank                                   4,500,000

Vermont - 0.2%
 2,765,000    Educational & Health Buildings Financing Agency Revenue
               VRDN, 4.30%, 6/1/05, LOC: FNB Boston                   2,765,000
   415,000    State IDA Revenue VRDN, 4.045%, 12/1/04,
               LOC: FNB Boston                                          415,000

Virginia - 0.3%
 4,500,000    Loudoun County IDA Revenue VRDN, 5.75%, 11/1/24, LOC:
               Banque Paribas                                         4,500,000

Washington - 1.7%
 6,200,000    King County Trust Receipts, Series SGA 19, 4.35%, 11/1/27,
               INSUR: MBIA                                            6,200,000
 2,285,000    Pierce County Economic Development Authority Revenue VRDN,
               4.65%, 6/1/30, LOC: Bank of Tokyo-Mitsubishi, Ltd.     2,285,000

Principal
Amount                                                               Value

Washington (Cont'd)
$2,750,000   Port Everett Limited VRDN, 4.55%, 12/1/06, LOC:
               Sumitomo Bank, Ltd.                                   $2,750,000
 3,000,000    Richland Golf Enterprise Revenue VRDN, 4.30%, 12/1/21,
               LOC: Seattle First National Bank                       3,000,000
12,000,000    Public Power Supply Revenue VRDN, 4.10%, 7/1/18,
               LOC: Bank of America                                  12,000,000

Wisconsin - 0.8%
12,170,000   Housing and Economic Development Authority Revenue VRDN,
               4.20%, 3/1/20, INSUR: FSA                             12,170,000

Others - 6.8%
             Capital Realty Investors Tax Exempt Certificates Revenue VRDN,
 6,800,000      3.55%, 12/1/04, LOC: Swiss Bank Corp                  6,800,000
18,205,000     Series 96-2, 3.55%, 2/1/04, LOC: Swiss Bank Corp 18,205,000
             IBM Tax Exempt Grantor Trust VRDN,
 5,555,000      4.35%, 7/1/04, LOC: Banco Santander                   5,555,000
 6,395,000      4.35%, 7/1/04, LOC: Credit Suisse                     6,395,000
             Koch Financial Corp. Tender Option VRDN,
13,150,000     5.30%, 10/20/00, TOA: Credit Suisse                   13,150,000
12,445,000     4.35%, 10/20/20, TOA: Credit Suisse                   12,445,000
10,414,186   LaSalle National Bank LeaseTOPS Trust, 4.35%, 5/1/02, BPA:
               LaSalle Bank                                          10,414,186
             Pitney Bowes Corporation LeaseTOPS Trust Certificates,
14,485,000     4.35%, 4/1/98                                         14,485,000
 9,338,000      4.35%, 2/11/11, LOC: Landesbank Hessen-Thuringen      9,338,000
             Puttable Floating Option Tax-Exempt Receipts,
 1,880,000      Series PP2, 4.35%, 7/1/24, TOA: Merrill Lynch         1,880,000
 2,265,000      Series PP5, 4.05%, 8/15/24, INSUR: AMBAC              2,265,000
 6,100,000    Student Education Loan Marketing Corp. Revenue VRDN,
               Series A, 4.20%, 11/1/02, LOC: Dresdner Bank AG        6,100,000

             TOTAL INVESTMENTS (Cost $1,594,463,178) - 100.7%     1,594,463,178
             Other assets and liabilities, net - (0.7%)             (10,572,378)

             Net Assets - 100.0%                                 $1,583,890,800


 Net Assets Consist of:


 Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par shares authorized:
      Class O: 1,550,724,429 shares outstanding                 $1,550,612,019
      Class MMP: 33,153,188 shares outstanding                      33,150,365
 Undistributed net investment income (loss)                            128,416

      Net assets                                                $1,583,890,800

 Net Asset Value per Share

Class O (based on net assets of $1,550,731,046)                      $1.00

Class MMP (based on net assets of $33,159,754)                       $1.00


Limited-Term Portfolio
Statement of Net Assets
December 31, 1996

Principal
Amount                                                              Value

                           Municipal Obligations - 102.9%
Alabama - 0.8%
$3,500,000   Athens IDA Revenue VRDN, 5.00%, 6/1/05,
               LOC: Tokai Bank, Ltd.                                 $3,500,000
  500,000    Auburn IDA Revenue VRDN, 6.10%, 12/1/16, LOC:
               Daiwa Bank, Ltd.                                         500,000

Arizona - 4.0%
11,920,000   Educational Loan Marketing Corporation Revenue
               Bonds, 6.55%, 3/1/99                                  12,405,144
 2,600,000    Glendale County IDA Revenue Bonds, 5.20%, 12/1/13, LOC:
               Dresdner Bank (Tender 12/1/98 @ 100)                   2,632,058
   220,000    Glendale IDA Revenue VRDN, 4.65%, 1/1/20, LOC:
               Sumitomo Trust & Banking                                 220,000
 2,250,000    Maricopa County Pollution Control Revenue Bonds for El Paso
               Electric, 5.125%, 6/1/97                               2,263,275
 2,900,000    State Certificates of Participation Revenue Bonds,
               Series A, 5.20%, 5/1/97, INSUR: AMBAC                  2,914,587

Arkansas - 0.2%
  840,000    Student Loan Authority Revenue Bond, 6.40%, 6/1/97         849,131

California - 13.5%
 8,085,000    California Valleys Housing Financial Authority Revenue VRDN,
               4.75%, 7/1/25, LOC: Sumitomo Bank Ltd.                 8,085,000
   610,000    Chula Vista MFH, Eucalyptus Grove Project Revenue Bonds,
               5.75%, 11/1/07, SURBD: Continental Casualty Co.          611,415
 1,525,000    Compton Community Redevelopment Agency Tax Allocation
               Notes, Series 1, 5.50%, 8/1/98                         1,550,559
 2,220,000    Health Facilities Financing, Downey Community Hospital Revenue
               Bonds, 4.75%, 5/15/99                                  2,229,280
  280,914    Palmdale School District Jupiter Land II Project Revenue
                VRDN, 4.65%, 12/13/10, LOC: National Westminster Bank   280,914
 3,750,000    Paramount MFH Authority Revenue VRDN, 4.17%, 10/1/18,
               LOC: Heller Financial                                  3,750,000
 1,800,000    Sacramento Yolo Port District Improvement Lease Revenue VRDN,
               4.00%, 11/1/22, LOC: Wells Fargo Bank, N.A.            1,800,000
             San Bernardino Public Safety Authority, Insurance Financing Project
               Revenue Bonds, Series A,
 8,000,000      4.50%, 5/1/98                                         8,056,240
 8,400,000      4.50%, 11/1/98                                        8,456,868
 2,800,000      4.60%, 5/1/99                                         2,820,160
 8,815,000    San Diego MFH, La Cima Apartments Revenue VRDN, 6.50%,
               12/1/08, LOC: Daiwa Bank, Ltd.                         8,815,000
20,800,000   San Francisco City and County Redevelopment Agency MFH Revenue
               VRDN, 5.914%, 3/1/18                                  20,800,000

Principal
Amount                                                              Value

California (Cont'd)
 $575,000    San Jose Financing Authority, Convention Center Project Revenue
               Bonds, Series C, 5.75%, 9/1/98                          $590,473
  700,000    Santa Ana MFH Authority Revenue VRDN, 4.50%, 12/1/07,
               C/LOC: Mercury S & L                                     700,000
  465,000    Tahoe City Public Utility District, Capital Facilities
               Project Certificates of Participation, Series B,
               5.60%, 6/1/98                                            472,054

Colorado - 1.9%
 9,500,000    Denver City and County Airport Revenue Bonds, Series A,
               6.60%, 11/15/97                                        9,721,065

Connecticut - 0.4%
 1,945,000    State Recovery Authority Revenue Bond, 5.60%, 11/15/99  2,002,455

District of Columbia - 0.2%
             Redevelopment Agency Sports Arena Revenue Bonds,
  500,000      4.85%, 11/1/97                                           501,790
  500,000      5.10%, 11/1/98                                           504,580

Florida - 4.0%
10,000,000   Jacksonville Hospital Revenue Bonds, 10.375%, 10/1/07
               (Pre-Refunded 10/1/97 @ 100)                          10,690,500
 4,840,000    Palm Beach Housing Finance Authority Mallards Cove Revenue VRDN,
               5.3625%, 3/1/22, INSUR:  Fireman's Insurance Co.       4,840,000
 5,000,000    State Board of Education Capital Outlay Trust Receipts VRDN,
               Series SG-22, 4.10%, 6/1/20, BPA: Societe Generale    5,000,000
   100,000    Volusia County Housing Financial Authority Revenue VRDN,
               4.375%, 9/1/05, GA: Household Financial Corporation      100,000

Georgia - 0.2%
 1,000,000    Tri-City Hospital Authority Revenue Bonds,
               5.25%, 7/1/99                                          1,011,420

Guam - 0.8%
 4,250,000    Guam Government GO Bonds, Series A, 5.75%, 8/15/99      4,338,655

Illinois - 4.5%
12,850,000   Carol Stream MFH Revenue VRDN, 4.85%, 8/1/23, LOC:
               Heller Financial                                      12,850,000
 8,000,000    Chicago Board of Education Certificates of Participation, 4.35%,
               12/1/98, LOC: Canadian Imperial                        8,021,600
 2,000,000    Chicago Parking District General Obligation Refunding Bonds,
               5.50%, 1/1/99, INSUR: FGIC                             2,050,920

Indiana - 1.0%
 5,000,000    Lawrence Industrial Economic Development Revenue Bonds, 4.65%,
               6/1/24, LOC: Heller Financial                          5,000,000

Kentucky - 0.8%
 2,500,000    Glasgow IDA Revenue VRDN, 5.775%, 6/1/20, LOC : Bank of
               Tokyo-Mitsubishi, Ltd.                                 2,500,000
 1,800,000    State Turnpike Authority Economic Development Revenue Bonds,
               5.00%, 1/1/98                                          1,823,814
 Principal
 Amount                                                              Value

Louisiana - 5.2%
             Offshore Terminal Authority Deepwater Port Revenue Bonds,
$5,000,000     5.20%, 9/1/97                                         $5,046,750
 2,535,000      6.35%, 9/1/97                                         2,576,523
 2,780,000      6.45%, 9/1/98                                         2,872,213
             Public Facilities Authority Revenue Bonds,
 5,000,000      6.00%, 7/1/07, (Tender 7/1/97 @ 100), GA: Connecticut
                   General Life Insurance Co.                         5,010,950
 4,000,000      7.30%, 12/1/15, (Tender 6/1/97 @ 100), LOC:
                   Sumitomo Bank, Ltd.                                4,061,560
 7,000,000    State Recovery Sales Tax Revenue Bonds, 4.25%, 7/1/98,
               INSUR: MBIA                                            7,038,430

Maryland - 1.2%
  950,000    Montgomery County Economic Development Bonds, 6.375%,
               11/1/09, LOC: First National Bank of Maryland            951,112
 4,000,000    Montgomery County Housing Opportunities Commission
               MFH Revenue Bonds, 6.00%, 2/1/07, (Tender 2/1/97 @ 100),
                   GA: New England Mutual Life                        4,000,040
 1,045,525    Ocean City Industrial Development Revenue VRDN, 5.3625%,
               7/1/13, LOC: First National Bank of Maryland           1,045,525

Massachusetts - 1.5%
             Housing Finance Agency MFH Revenue Bonds, Series A,
    20,000      4.80%, 6/1/97, INSUR: AMBAC                              20,080
   485,000      4.80%, 12/1/97, INSUR: AMBAC                            489,297
   495,000      5.00%, 6/1/98, INSUR: AMBAC                             500,237
   505,000      5.00%, 12/1/98, INSUR: AMBAC                            512,161
   520,000      5.10%, 6/1/99, INSUR: AMBAC                             527,166
 5,240,000    Municipal Wholesale Electric Power Company Revenue Bonds,
                    6.10%, 7/1/98                                     5,386,353

Michigan - 4.1%
 2,000,000    Detroit Distributable State Aid Revenue Bonds,
               5.625%, 5/1/97                                         2,013,780
 5,330,000    Detroit Limited GO Bonds, Series A, 5.20%, 5/1/98       5,385,699
 3,525,000    Oakland County Economic Development Limited Obligation Revenue
               Bonds, 5.25%, 11/1/14 (Put 11/1/97 @ 100)              3,563,740
 6,950,000    Southfield Economic Development Corporation Revenue VRDN, 5.775%
               5/15/11, INSUR: Firemans Insurance Co.                 6,950,000
             State Housing Development Authority Revenue Bonds,
   325,000      VRDN, 4.29%, 11/1/14, LOC: Citibank                     325,000
   570,000      5.25%, 10/1/11                                          569,367
   285,000      6.00%, 10/1/11, (Escrowed in U.S. Treasury
                    Obligations)                                        285,898
             State Hospital Finance Authority Pontiac Osteopathic
                Revenue Bonds,
 1,000,000      4.90%, 2/1/98                                         1,002,370
 1,000,000      5.10%, 2/1/99                                           999,170
   150,000    State Strategic Limited Obligation Revenue VRDN,
                5.00%, 11/1/09, LOC: Tokai Bank Ltd.                    150,000

Minnesota - 1.3%
 6,555,000    Edina MFH Vernon Terrace Revenue Bonds,
               5.00%, 7/1/25                                          6,547,396


Principal
Amount                                                              Value

Mississippi - 0.9%
$3,675,000   Business Financial Corporation Industrial Development
               Revenue VRDN, 4.50%, 1/1/06, LOC: National Bank
               of Canada                                        $3,675,000
 1,000,000    Higher Education Student Loan Revenue Bonds,
               Series C, 6.05%, 1/1/99                           1,023,000

Missouri - 1.8%
 9,300,000    St. Louis IDA Revenue VRDN, 4.65%, 1/1/21, LOC: Banca
               Naz Del Lavoro                                    9,300,000

Nebraska - 1.0%
 5,245,000    Higher Education Loan Program P-Floats, 4.30%, 6/1/12, BPA:
               Banque National de Paris                          5,245,000

Nevada - 1.6%
 8,150,000    Sparks Redevelopment Agency Tax Allocation Bond
               Anticipation Notes, 5.00%, 9/1/97                 8,153,830

New Hampshire - 0.1%
   340,000    Higher Education & Health Revenue Bonds, 7.50%, 12/1/00,
               INSUR: FGIC                                         344,383

New Jersey - 0.1%
   700,000    Economic Development Authority Revenue VRDN, 4.30%,
                8/1/01, LOC: CoreStates                            700,000

New York - 18.7%
             New York City University Certificates of Participation,
 2,785,000      4.40%, 8/15/97                                    2,795,694
 4,970,000      4.65%, 8/15/98                                    4,989,781
             Dormitory Authority Revenue Bonds,
 7,385,000      Series A, 4.375%, 7/1/97                          7,410,848
 1,165,000      Series A, 4.75%, 7/1/97                           1,171,221
 1,155,000      Series B, 4.375%, 7/1/97                          1,159,042
             Energy Research and Development Authority State Service
               Contract Revenue Bonds,
   575,000      5.00%, 4/1/97                                       576,754
   595,000      5.00%, 4/1/98                                       599,974
             New York City GO Bonds,
 1,940,000      Series D, 6.80%, 2/1/97                           1,944,753
 1,000,000      Series E, 5.50%, 8/1/97                           1,009,810
 2,035,000      Series K, 5.00%, 4/1/99                           2,051,199
             Orange County IDA Revenue VRDN,
 1,470,000      5.445%, 12/1/05, LOC: United Jersey Bank          1,470,000
 6,190,000      4.50%, 6/1/98, LOC: Sakura Bank                   6,190,000
   110,000      4.50%, 10/1/98, LOC: Sakura Bank                    110,000
 5,400,000    Port Authority New York and New Jersey, 1st
                Installment KIAC Project Special Obligation
                Revenue Bonds, 6.25%, 10/1/99                     5,488,992

 Principal
 Amount                                                              Value


New York (Cont'd)
             State Certificate of Participation Revenue Bonds,
$3,000,000      5.75%, 3/1/97                                    $3,008,730
 5,335,000      4.75%, 9/1/97                                     5,368,130
 5,775,000      4.90%, 3/1/98                                     5,822,413
 9,465,000      4.40%, 8/1/98                                     9,474,749
 5,920,000      4.90%, 9/1/98                                     5,965,762
12,710,000      4.60%, 2/1/99                                    12,729,573
13,915,000      4.75%, 2/1/00                                    13,878,960
 2,800,000    State Thruway Authority Highway and Bridge Trust Fund Revenue
               Bonds, Series A, 4.10%, 4/1/97                     2,803,332

Ohio - 7.5%
 1,060,000    Cleveland Motor Vehicle Motorized Equipment Certificates of
                Participation, 6.50%, 1/1/98                      1,083,352
 2,450,000    Cleveland School District GO Bonds, 7.25%, 6/15/98  2,488,073
 5,000,000    Franklin County Hospital Revenue VRDN, 4.10%, 12/1/11, LOC:
                Morgan Guarantee Trust                            5,000,000
 3,195,000    Lucas IDA Revenue VRDN, 4.27%, 9/1/14, LOC: Bank of Tokyo-
                Mitsubishi, Ltd.                                  3,195,000
 1,175,000    Marion County Hospital Revenue Bonds, 5.25%,
                5/15/99                                           1,179,077
25,600,000    Water Development Authority Solid Waste
                Anticipation Notes, 5.15%, 1/1/99                25,600,000

Pennsylvania - 6.6%
 8,500,000    Beaver County IDA Pollution Control Revenue Bonds,
                4.30%, 10/1/32, (Tender 10/1/97 @ 100),
                LOC: Barclay's Bank, Plc.                         8,552,615
 7,000,000    Intergovernmental Cooperative Authority Special Tax Revenue
                Notes, 5.40%, 6/15/97                             7,059,360
             Philadelphia Hospitals & Higher Education Revenue Bonds,
 1,200,000      5.05%, 7/1/98                                     1,203,600
 1,335,000      5.35%, 7/1/99                                     1,349,284
             Philadelphia Municipal Authority, Gas Works
               Equipment Certificates of Participation, INSUR: Asset Guaranty
 1,500,000      5.95%, 4/1/97                                     1,508,145
 1,500,000      5.95%, 10/1/97                                    1,523,610
 1,600,000      5.95%, 4/1/98                                     1,632,448
 1,600,000      5.95%, 10/1/98                                    1,640,656
 1,600,000      5.95%, 4/1/99                                     1,644,848
   100,000    Philadelphia Redevelopment MFH Revenue VRDN,
                4.60%, 12/1/09, LOC: Marine Midland Bank            100,000
4,400,000    Philadelphia Water and Sewer Revenue Bonds,
                7.30%, 8/1/98                                     4,584,668
2,630,000    Philadelphia Water and Wastewater Revenue Bonds,
                4.50%, 6/15/97                                    2,639,152
  200,000    Sharon Regional Health System Authority Hospital
                Revenue Bonds, 5.50%, 12/1/97                       202,044

Puerto Rico - 0.8%
 2,750,000   Highway and Transportation Revenue VRDN, Series W,
                4.10%, 1/6/97                                     2,750,000
 1,350,000   Infrastructure Financing Authority Revenue Bonds,
                Series A, 7.40%, 7/1/98                           1,412,977


 Principal
 Amount                                                              Value

South Dakota - 0.2%
$1,000,000   Housing Development Authority, Home Ownership Mortgage
               Revenue Bonds, Series A, 4.60%, 5/1/99            $1,005,220

Tennessee - 2.6%
11,000,000   Roane County Industrial Board and Solid Waste
                Disposal Revenue VRDN, 5.00%, 11/1/20,
                LOC: Long Term Credit Bank of Japan              11,000,000
 2,160,000    Smith County Industrial Development Board Revenue
                VRDN, 4.52%, 1/1/10, LOC: First National
                Bank of Maryland                                  2,160,000

Texas - 7.1%
 1,590,000    Brazos County Health Facilities Development,
                St. Joseph Hospital and Health Center Revenue
                Bonds, 4.875%, 1/1/98                             1,599,985
 1,000,000    GO Bonds, Series A, 4.625%, 10/1/97                 1,008,520
 1,490,000    Irving Hospital Authority Healthcare System Revenue
                Bonds, Series A, 4.50%, 7/1/98, INSUR: FSA        1,499,447
 7,100,000    Orange County Navigation and Port District Horsehead
                Reservoir Development Project Revenue VRDN, 5.00%,
                10/1/22, LOC: Long Term Credit Bank of Japan      7,100,000
25,000,000   State Tax and Revenue Anticipation Notes,
                4.75%, 8/29/97                                   25,224,000

Vermont - 0.4%
 1,750,000    IDA Revenue VRDN, 5.775%, 12/1/01, LOC:
                Vermont National Bank                             1,750,000
   250,000    Municipal Bond Banks, Series 1, 6.75%, 12/1/97        257,180

Virginia - 0.9%
 2,500,000    Henrico County IDA Revenue Bonds, 5.00%, 10/1/00, LOC:
                Tokai Bank, Ltd.                                  2,500,000
 1,940,000    State Housing Development Authority Construction
                Loan Notes, 6.875%, 1/1/17  (Tender at any
                interest payment date)                            1,943,046

Washington - 2.4%
 4,500,000    Pierce County Economic Development Corporation Dock
                & Wharf Facility Revenue VRDN, 4.65%, 6/1/30,
                LOC: Bank of Tokyo-Mitsubishi                     4,500,000
 8,000,000    State GO Bonds, Series R, 4.20%, 8/1/98             8,036,320

Wisconsin - 0.8%
 4,050,000    State Certificates of Participation, Series B,
                4.25%, 9/1/97                                     4,067,536

West Virginia - 2.2%
11,295,000   School Building Authority Revenue Bonds,
                7.00%,  7/1/97                                  11,478,996


Principal
Amount                                                             Value
Other - 1.6%
$2,000,000   Absaloka Casino Enterprise Bond Anticipation Notes,
                8.50%, 12/1/97                                  $2,011,980
 4,320,180    Fort Mojave Indian Tribe of Arizona, California
                and Nevada Public Facilities Combined Limited
                Obligation and Revenue Bonds Adjustable Rate
                and Tender, Series A of 1993, 11.25%, 12/1/18    4,320,180
 2,000,000    IBM Tax Exempt Grantor Trust, 4.35%, 7/1/04,
                LOC: Credit Suisse                               2,000,000

             TOTAL INVESTMENTS (Cost $525,649,249) - 102.9%    527,362,023
             Other assets and liabilities, net - (2.9%)        (15,020,370)

             Net Assets - 100.0%                              $512,341,653


 Net Assets Consist of:


 Paid-in capital applicable to 47,922,142 Class A shares of beneficial interest,
   unlimited number of no par shares authorized:              $510,810,263
 Undistributed net investment income                               154,923
 Accumulated realized gain (loss) on investments                  (336,307)
 Net unrealized appreciation (depreciation) on investments       1,712,774

   Net assets                                                 $512,341,653

   Net Asset Value per Share                                        $10.69


Long-Term Portfolio
Statement of Net Assets
December 31, 1996

Principal
Amount                                                            Value

Municipal Obligations - 101.2%

Arizona - 3.4%
$2,000,000   Salt River Project Revenue Bonds, Series B,
               5.00%, 1/1/29          $1,787,000

California - 4.0%
 1,000,000    Montebello Unified School District Certificate of
               Participation Revenue Bonds, 6.30%, 6/1/11        1,034,210
 1,000,000    Walnut Valley School District GO Bonds, 6.10%, 8/1/08,
               INSUR: AMBAC                                      1,099,480

Colorado - 2.7%
 1,300,000    Denver City and County Airport Revenue Bonds, Series A,
               7.20%, 11/15/02                                   1,428,089

Delaware - 0.2%
    80,000    Dover Electric Power Revenue Bonds, 7.00%, 7/1/15     87,208

Florida - 20.3%
 1,000,000    Brevard County School Board Certificates of
               Participation, Series A, 5.40%, 7/1/10            1,018,060
 1,700,000    Dade County Educational Facilities Authority
               Revenue Bonds, 6.00%, 4/1/08                      1,829,591
 2,000,000    Dade County IDA Revenue Bonds, 8.00%, 6/1/22       2,017,160
 1,000,000    Flagler County Special Assessment Revenue Bonds,
               7.20%, 7/1/14                                     1,105,830
 2,500,000    Tampa Capital Improvement Program Revenue Bonds,
               Series B, 8.375%, 10/1/18, IA: Den Danske Bank    2,638,525
 2,000,000    Tampa Palms Community Development Special Assessment Revenue
               Bonds, 5.90%, 5/1/08, INSUR: MBIA                 2,156,300

Georgia - 1.9%
 1,000,000    DeKalb County MFH Revenue Bonds, 6.50%, 1/1/26     1,011,750

Hawaii - 1.8%
 1,000,000    Honolulu City & County GO Bonds, 5.00%, 10/1/13      957,250

Illinois - 4.6%
 2,500,000    Chicago GO Bonds, Series B, 5.00%, 1/1/11          2,407,400

Indiana - 2.2%
 1,000,000    Indianapolis Local Public Improvement Bond Bank Revenue
               Bonds, 6.75%, 2/1/14                              1,143,270

Louisiana - 6.9%
             Louisiana Public Finance Agency MFH Revenue Bonds,
 1,690,000      7.75%, 11/1/16, INSUR: Asset Guaranty             1,809,010
 1,715,000      7.00%, 6/1/24                                     1,856,950


Principal
 Amount                                                               Value

Maryland - 6.1%
$2,100,000   Cambridge Economic Development Revenue Bonds, 8.50%,
               4/1/14                                            $2,282,469
   885,000    Maryland State Community Development Authority
               Mortgage Revenue Bonds, 7.70%, 4/1/15                921,073

Massachusetts - 1.8%
 1,000,000    State GO Bonds, Series A, 5.00%, 7/1/12               965,480

Michigan - 2.1%
 1,000,000    State Hospital Finance Authority Revenue Bonds,
                7.00%, 11/1/21                                    1,083,520

New Jersey - 4.1%
 2,000,000    Jersey City GO Bonds, Series A, 6.25%, 10/1/10      2,198,060

New York - 6.9%
 1,000,000    New York City GO Bonds, Series E, 5.75%, 2/15/09      993,900
 2,500,000    New York and New Jersey Port Authority, Ninety-Third
               Series Consolidated Revenue Bonds, 6.125%,
               6/1/2094                                           2,660,775

Ohio - 5.8%
 1,000,000    Cleveland Waterworks Revenue Bonds, 5.50%, 1/1/21,
               INSUR: MBIA                                        1,009,330
 1,000,000    Dayton Special Facilities Revenue Bonds,
               6.05%, 10/1/09                                     1,023,110
 1,000,000    State Department of Transportation Certificates
               of Participation, 6.125%, 4/15/15, INSUR: MBIA     1,030,030

Pennsylvania - 6.6%
 1,305,000    Northeastern Pennsylvania Hospital Authority
               Revenue Bonds, 7.65%, 7/1/10,
               (Pre-refunded 7/1/99 @ 102)                        1,425,699
 2,000,000    Philadelphia Airport Revenue Bonds, 9.00%, 6/15/15  2,048,400

Rhode Island - 2.1%
   500,000    Port Authority & Economic Development Corp. Airport
               Revenue Bonds, Series A, 7.00%, 7/1/14,
               INSUR: FSA                                           577,450
   500,000    State Housing & Mortgage Finance Corp. Revenue Bonds,
               Series B, 7.95%, 10/1/30                             533,200

Texas - 2.0%
 1,000,000    Houston Water Conveyance System Contract Certificates of
               Participation, 6.125%, 12/15/09, INSUR: AMBAC      1,087,360

Vermont - 2.4%
 1,250,000    Vermont Educational and Health Buildings Finance Agency Hospital
               Revenue Bonds, 6.00%, 9/1/06                       1,267,263

Virginia - 7.9%
 1,000,000    Arlington County GO Bonds, Series 1993,
               6.00%, 6/1/11                                      1,085,700
 1,000,000    Chesapeake IDA Public Facilities Lease Revenue
               Bonds, 6.00%, 6/1/08                               1,082,520
 1,000,000    Henrico County IDA Revenue Bonds, 5.45%, 1/1/14       989,850
 1,000,000    State Housing Development Authority Revenue Bonds,
               6.00%, 7/1/03                                      1,043,090

Principal
Amount                                                              Value

Washington - 3.5%
$1,915,000   State Public Power Supply Revenue Bonds, Series B, 5.50%, 7/1/17,
               INSUR: MBIA                                      $1,855,539

Other - 1.9%
 1,000,000    Oneida Utility Community Government Lease Revenue Bonds,
               6.25%, 7/1/97                                     1,007,510


             Total Municipal Obligations (Cost $50,834,974)     53,558,411


Contracts
                             Options Purchased - 0.0%

       80    Call Options on March 1997 U.S. Treasury Bond Futures,
               Expiration 2/22/97, Strike Price 118                 16,250


             TOTAL INVESTMENTS (Cost $50,905,774) - 101.2%      53,574,661
             Other assets and liabilities, net - (1.2%)           (629,463)

             Net Assets 100.0%                                 $52,945,198


 Net Assets Consist of:


 Paid-in capital applicable to the following 3,149,224 Class A shares of beneficial interest, unlimited number of no par
     value shares authorized                                   $50,379,342
 Undistributed net investment income                                74,260
 Accumulated net realized gain (loss) on investments              (177,291)
 Net unrealized appreciation (depreciation) on investments       2,668,887

   Net assets                                                  $52,945,198


 Net Asset Value per Share                                          $16.81



Explanation of Guarantees:              Abbreviations:
BPA: Bond-Purchase Agreement            IDA: Industrial Development Authority
GA: Guaranty Agreement                  MFH: Multi-Family Housing
LOC: Letter of Credit                   VRDN: Variable Rate Demand Notes
C/LOC: Collateralized LOC               GO: General Obligation
INSUR: Insurance
SURBD: Surety Bond
TOA: Tender Option Agreement
IA: Investment Agreement

Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

See notes to financial statements.


Statements of Operations
Year Ended December 31, 1996
                                     Money         Limited-         Long-
                                    Market           Term           Term
Net Investment Income              Portfolio      Portfolio       Portfolio

Investment Income
   Interest income                  $68,770,212   $25,181,125    $3,423,847

Expenses
   Investment advisory fee            7,766,716     3,110,764       322,713
   Transfer agency fees and expenses  2,322,509       226,235        30,424
   Distribution Plan expenses:
       Class MMP                        136,801           --            --
       Class A                              --            --         47,172
       Class C                              --        135,476        13,720
   Trustees' fees and expenses          175,891        51,380         5,402
   Administrative fees                  128,255        38,242         3,934
   Custodian fees                       111,799        53,853        14,804
   Registration fees                    132,701        52,594        33,643
   Reports to shareholders              552,463        96,970        12,780
   Professional fees                    105,276        27,083         3,304
   Miscellaneous                        231,377        79,452        12,857
   Reimbursement from Advisor               --            --           (237)

     Total expenses                  11,663,788     3,872,049       500,516
     Fees paid indirectly              (111,799)      (53,853)      (14,804)

       Net expenses                  11,551,989     3,818,196       485,712


       Net Investment Income         57,218,223    21,362,929     2,938,135


Realized and Unrealized
Gain (Loss) on Investments

Net realized gain (loss)                33,590        109,135      (180,586)
Change in unrealized appreciation
   or depreciation                         --      (1,443,220)   (1,414,590)


     Net Realized and
     Unrealized Gain (Loss)
     on Investments                     33,590     (1,334,085)   (1,595,176)

     Increase (Decrease) in
     Net Assets Resulting
     from Operations               $57,251,813    $20,028,844    $1,342,959



Money Market Portfolio
Statements of Changes in Net Assets
                                                  Year Ended     Year Ended
                                                  December 31,   December 31,
Increase (Decrease) in Net Assets                     1966         1995

Operations
   Net investment income                           $57,218,223   $66,038,822
   Net realized gain (loss)                             33,590        (8,789)


       Increase (Decrease) in Net Assets
       Resulting from Operations                    57,251,813    66,030,033


Distributions to shareholders from
   Net investment income:
     Class O shares                                (56,093,159)  (65,599,120)
     Class MMPshares                                (1,031,769)     (339,143)

   Total distributions                             (57,124,928)  (65,938,263)


Capital share transactions
   Shares sold:
     Class O shares                              4,893,871,993  6,744,165,972

     Class O shares issued from merger (Note A)     25,561,370         --
     Class MMP shares                               49,376,871   57,608,751
   Reinvestment of distributions:
     Class O shares                                 53,590,469   63,374,528
     Class MMP shares                                1,008,296      332,568
   Shares redeemed:
     Class O shares                            (5,163,255,645) (6,411,381,797)
     Class MMP shares                             (58,963,850)    (16,212,303)

   Total capital share transactions              (198,810,496)  437,887,719

Total Increase (Decrease) in Net Assets          (198,683,611)  437,979,489


Net Assets
Beginning of year                               1,782,574,411    1,344,594,922

End of year (including undistributed net investment income of
   $128,416 and $103,075, respectively)        $1,583,890,800  $1,782,574,411


Capital Share Activity

Shares sold:
   Class O shares                                4,893,872,122  6,744,165,972
   Class O shares issued from merger (Note A)       25,561,370         --
   Class MMP shares                                 49,376,871   57,608,751
Reinvestment of distributions:
   Class O shares                                   53,590,469   63,374,528
   Class MMP shares                                  1,008,296      332,568
Shares redeemed:
   Class O shares                               (5,163,247,502) (6,411,381,797)
   Class MMP shares                                (58,963,639)    (16,212,303)

Total capital share activity                      (198,802,013)  437,887,719


See Notes to financial statements.



Limited-Term Portfolio
Statements of Changes in Net Assets

                                                  Year Ended     Year Ended
                                                  December 31,   December 31,
Increase (Decrease) in Net Assets                     1966         1995

Operations
   Net investment income                           $21,362,929  $22,125,945
   Net realized gain (loss)                            109,135       (7,886)
   Change in unrealized appreciation or
     depreciation                                   (1,443,220)   6,379,282

       Increase (Decrease) in Net Assets
       Resulting from Operations                    20,028,844   28,497,341


Distributions to shareholders from
   Net investment income:
     Class A shares                                (20,638,063) (20,871,817)
     Class C shares                                   (860,629)  (1,108,847)

   Total distributions                             (21,498,692) (21,980,664)


Capital share transactions
   Shares sold:
     Class A shares                                281,591,729  116,789,453
     Class C shares                                 18,545,971   19,784,285
   Reinvestment of distributions:
     Class A shares                                 16,001,306   18,399,341
     Class C shares                                    829,298    1,059,645
   Shares redeemed:
     Class A shares                               (241,582,307)(228,473,875)
     Class C shares                                (49,338,119) (22,214,540)

   Total capital share transactions                 26,047,878  (94,655,691)


Total Increase (Decrease) in Net Assets             24,578,030  (88,139,014)

Net Assets

Beginning of year                                  487,763,623  575,902,637

End of year (including undistributed net investment income of
   $154,923 and $282,318, respectively)           $512,341,653 $487,763,623


Capital Share Activity

Shares sold:
   Class A shares                                   26,296,141   10,928,746
   Class C shares                                    1,738,075    1,858,790
Reinvestment of distributions:
   Class A shares                                    1,496,514    1,722,285
   Class C shares                                       77,843       99,532
Shares redeemed:
   Class A shares                                  (22,560,453) (21,385,078)
   Class C shares                                   (4,629,558)  (2,086,783)

Total capital share activity                         2,418,562   (8,862,508)


See notes to financial statements.



Long-Term Portfolio
Statements of Changes in Net Assets

                                                  Year Ended     Year Ended
                                                  December 31,   December 31,
Increase (Decrease) in Net Assets                     1966         1995

Operations
   Net investment income                            $2,938,135   $3,028,694
   Net realized gain (loss)                           (180,586)     772,934
   Change in unrealized appreciation or
     depreciation                                   (1,414,590)   4,039,827


       Increase (Decrease) in Net Assets
       Resulting from Operations                     1,342,959    7,841,455

Distributions to shareholders from
   Net investment income:
     Class A shares                                 (2,985,717)  (2,815,221)
     Class C shares                                    (53,884)     (53,252)
   Net realized gain on investments:
     Class A shares                                    (35,067)    (300,655)
     Class C shares                                        --        (8,878)

   Total distributions                              (3,074,668)  (3,178,006)

Capital share transactions
   Shares sold:
     Class A shares                                  7,505,675   11,805,684
     Class C shares                                    846,535      947,016
   Reinvestment of distributions:
     Class A shares                                  2,461,574    2,727,932
     Class C shares                                     52,534       59,797
   Shares redeemed:
     Class A shares                                (12,713,133)  (9,010,280)
     Class C shares                                 (2,513,044)    (293,958)

   Total capital share transactions                 (4,359,859)   6,236,191


Total Increase (Decrease) in Net Assets             (6,091,568)  10,899,640


Net Assets

Beginning of year                                   59,036,766   48,137,126

End of year (including undistributed net investment income of
   $74,260 and $185,973, respectively)             $52,945,198  $59,036,766


Capital Share Activity

Shares sold:
   Class A shares                                      447,469      707,071
   Class C shares                                       50,957       56,987
Reinvestment of distributions:
   Class A shares                                      146,928      163,655
   Class C shares                                        3,173        3,580
Shares redeemed:
   Class A shares                                     (758,710)    (542,469)
   Class C shares                                     (152,069)     (18,019)

Total capital share activity                          (262,252)     370,805

See notes to financial statements.



Notes To Financial Statements

Note A-Significant Accounting Policies
     General: The Calvert Tax-Free Reserves (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of six separate portfolios, three of which are reported herein; Money Market, Limited-Term and Long-Term. The operations of each series are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O and Class MMP shares are sold without a sales charge. Shares of Limited-Term and Long-Term are sold with a maximum front-end sales charge of 1.00% for Limited-Term and 3.75% for Long-Term. On October 29, 1996, all outstanding Class C shares of Limited-Term and Long-Term were converted into an equivalent value of Class A shares. This transaction was a tax-free exchange and no sales charge was applied to the Class A shares issued.

     On April 26, 1996, the net assets of Calvert Tax-Free Reserves New Jersey Money Market Portfolio ("New Jersey") were merged into Money Market Portfolio. The acquisition was accomplished by a tax-free exchange of 25,561,370 shares of Money Market Portfolio (valued at $25,561,370) for the 25,561,370 shares of New Jersey outstanding at April 26, 1996. New Jersey's net assets at that date were combined with those of Money Market Portfolio. The aggregate net assets of Money Market Portfolio and New Jersey immediately before the acquisition were $1,721,364,392 and $25,552,886, respectively.

     Security Valuation: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities listed or traded on a national securities exchange are valued at the last reported sale price. All securities for Money Market are valued at amortized cost which approximates market. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

     Options: Long-Term may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium.

     Futures Contracts: Long-Term may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Portfolio maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

     Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Distributions to Shareholders:
Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term and Long-Term. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles, accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

     The Fund designates $28,716 as capital gain dividends for taxable year ended December 31, 1996 for Long-Term Portfolio.

     Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

     Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.


     Note B-Related Party Transactions Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets:

                                        First $500     Next $500        Over
                                          Million        Million     $1 Billion
Money Market                               .50%          .45%          .40%
Limited-Term                               .60%          .50%          .40%
Long-Term                                  .60%          .50%          .40%

     Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly of $200,000, which is allocated to all of the Portfolios of the Fund based on their relative net assets.

     Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class MMP of Money Market, Class A of Long-Term and Class C of both Limited-Term and Long-Term, allow the Portfolios to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed an annual rate of average daily net assets of: .35% on Class MMP and Class A, and
 .55% and 1% on Class C of Limited-Term and Long-Term, respectively. (See Note A regarding the elimination of Class C shares.)

     The Distributor paid $48,520 in addition to the commissions charged on sales of Limited-Term A shares, and received $12,538 as its portion of commissions charged on sales of Long-Term Class A shares.

     Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Fund.

     Each Trustee who is not affiliated with the Advisor received an annual fee of $20,250 plus up to $1,200 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served. Effective August 1, 1996, annual fees and meeting fees were increased to $20,500 and $1,500, respectively.


     Note-Investment Activity During the year, purchases and sales of investments, other than short-term securities, were:

                                                  Limited-Term      Long-Term

Purchases                                         $154,027,059     $22,979,835
Sales                                              142,509,816      20,982,011

Money Market held only short-term investments.

     The cost of investments owned at December 31, 1996 was substantially the same for federal income tax and financial reporting purposes for each Portfolio. The following table presents the components of net unrealized appreciation
(depreciation) as of December 31, 1996 and the net realized capital loss carryforward as of December 31, 1996 with expiration dates:


                                                  Limited-Term      Long-Term


Unrealized appreciation                      --    $1,789,240    $2,745,857
Unrealized depreciation                      --      (76,466)       (76,970)

   Net                                       --    $1,712,774    $2,668,887

Capital loss carry forward                   --      $336,307      $223,896
Expiration dates                             --          2002          2004

     Capital losses may be utilized to offset current and future capital gains until expiration.

     As a cash management practice, Portfolios may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.



Financial Highlights
Money Market Portfolio

                                                  Class O Shares
                                                   Years Ended

                                                    December 31,
                                   1996        1995        1994       1993


Net asset value, beginning        $1.00       $1.00       $1.00      $1.00

Income from investment operations
   Net investment income            .033        .040        .028       .024

Distributions from
   Net investment income           (.033)      (.040)      (.028)     (.024)

Net asset value, ending           $1.00       $1.00       $1.00      $1.00


Total return*                      3.33%       4.02%       2.81%      2.41%

Ratios to average net assets:
   Net investment income           3.28%       3.93%       2.75%      2.37%
   Total expenses                  .65%        .62%         --         --

   Net expenses                     .64%        .61%        .62%       .60%

Net assets, ending
     (in thousands)           $1,550,731   $1,740,839  $1,344,595  $1,500,614
Number of shares outstanding,
   ending (in thousands)       1,550,724    1,740,948   1,344,668   1,500,557


                                       Class O Shares      Class MMP Shares
                                        Periods Ended        Periods Ended
                                        December 31,         December 31,
                                           1992          1996          1995

Net asset value, beginning               $1.00         $1.00         $1.00

Income from investment operations
   Net investment income                   .031          .030          .008

Distributions from
   Net investment income                  (.031)        (.030)        (.008)

Net asset value, ending                  $1.00         $1.00         $1.00


Total return*                             3.18%         2.68%          .79%

Ratios to average net assets:
   Net investment income                  3.10%         2.65%(a)      3.19%(a)
   Total expenses                          --           1.29%(a)      1.35%(a)

   Net expenses                            .59%         1.28%(a)      1.34%(a)
Net assets, ending (in thousands)    $1,552,106        $33,160     $41,736
Number of shares outstanding,
   ending (in thousands)              1,552,061         33,153      41,732



Financial Highlights
Limited-Term Portfolio (Class A Shares)

                                                       Years Ended
                                                       December 31,
                                           1996          1995         1994

Net asset value, beginning                $10.72        $10.59       $10.72

Income from investment operations
   Net investment income                     .44           .45          .39
   Net realized and unrealized gain (loss)  (.03)          .13         (.13)

     Total from investment operations        .41           .58          .26

Distributions from
   Net investment income                    (.44)         (.45)        (.39)

Total increase (decrease) in net
     asset value                            (.03)          .13         (.13)

Net asset value, ending                   $10.69        $10.72       $10.59


Total return*                              3.94%         5.55%        2.42%

Ratios to average net assets:
   Net investment income                   4.12%         4.21%        3.60%

   Total expenses                          .71%          .71%          --

   Net expenses                             .70%          .70%         .66%
Portfolio turnover                           45%           33%          27%
Net assets, ending (in thousands)       $512,342      $457,707     $544,822
Number of shares outstanding,
   ending (in thousands)                  47,922        42,690       51,424



                                                             Years Ended
                                                             December 31,
                                                         1993         1992

Net asset value, beginning                              $10.68       $10.65

Income from investment operations
   Net investment income                                   .38          .49
   Net realized and unrealized gain (loss)                 .04          .03

     Total from investment operations                      .42          .52

Distributions from
   Net investment income                                 (.38)        (.49)

Total increase (decrease) in net asset value               .04          .03

Net asset value, ending                                 $10.72       $10.68


Total return*                                            4.02%        4.99%

Ratios to average net assets:
   Net investment income                                 3.59%        4.58%
   Total expenses                                         --           --

   Net expenses                                           .67%         .71%
Portfolio turnover                                         14%           5%
Net assets, ending (in thousands)                     $663,305     $567,419
Number of shares outstanding,
   ending (in thousands)                                61,861       53,140



Financial Highlights
Limited-Term Portfolio (Class C Shares)
                                                    Periods Ended
                                        October 29,         December 31,
                                           1996         1995          1994

Net asset value, beginning               $10.68        $10.56        $10.70

Income from investment operations
   Net investment income                    .30           .38           .27
   Net realized and unrealized gain (loss) (.02)          .13         (.12)

     Total from investment operations       .28           .51           .15
Distributions from
   Net investment income                  (.31)         (.39)         (.29)
Total increase (decrease) in net
   asset value                            (.03)           .12         (.14)
Net asset value, ending                  $10.65        $10.68        $10.56


Total return*                             2.63%         4.86%         1.43%

Ratios to average net assets:
   Net investment income               3.45%(a)         3.57%      3.05%(a)
   Total expenses                     1.43%(a)         1.35%           --
   Net expenses                        1.42%(a)         1.34%      1.38%(a)
Portfolio turnover                          27%           33%           27%
Net assets, ending (in thousands)       $29,215       $30,057       $31,081
Number of shares outstanding,
   ending (in thousands)                  2,744         2,814         2,942


Financial Highlights
Long-Term Portfolio (Class A Shares)

                                                       Years Ended
                                                       December 31,
                                           1996          1995         1994

Net asset value, beginning                $17.31        $15.83       $17.15

Income from investment operations
   Net investment income                     .93           .95          .93
   Net realized and unrealized gain (loss) (.46)          1.53        (1.33)

     Total from investment operations       .47           2.48         (.40)
Distributions from
   Net investment income                   (.95)         (.91)        (.92)
   Net realized gains                      (.02)         (.09)          --

     Total distributions                   (.97)        (1.00)        (.92)
Total increase (decrease) in net
     asset value                           (.50)          1.48       (1.32)
Net asset value, ending                   $16.81        $17.31       $15.83


Total return *                             2.89%        16.05%      (2.30%)

Ratios to average net assets:
   Net investment income                   5.50%         5.71%        5.73%
   Total expenses                           .89%          .87%          --
   Net expenses                             .86%          .85%         .81%
Portfolio turnover                           41%           58%          98%
Net assets, ending (in thousands)        $52,945       $57,359      $47,267
Number of shares outstanding,
   ending (in thousands)                   3,149         3,314        2,985


                                                             Years Ended
                                                             December 31,
                                                         1993         1992

Net asset value, beginning                              $16.32       $16.11

Income from investment operations
   Net investment income                                   .94          .98
   Net realized and unrealized gain (loss)                 .83          .20

     Total from investments                               1.77         1.18
Distributions from
   Net investment income                                 (.94)        (.97)
   Net realized gains                                      --

     Total distributions                                 (.94)        (.97)
Total increase (decrease) in net asset value               .83          .21
Net asset value, ending                                 $17.15       $16.32


Total return *                                          11.12%        7.60%
Ratios to average net assets:
   Net investment income                                 5.59%        6.06%
   Total expenses                                          --           --
   Net expenses                                           .78%         .82%
Portfolio turnover                                         97%         196%
Net assets, ending (in thousands)                      $55,204      $45,665
Number of shares outstanding,
   ending (in thousands)                                 3,219        2,799


Financial Highlights
Long-Term Portfolio (Class A Shares)

                                                       Periods Ended
                                        October 29,         December 31,
                                           1996          1995         1994

Net asset value, beginning                $17.13        $15.72       $16.86

Income from investment operations
   Net investment income                     .52           .78          .58
   Net realized and unrealized gain (loss) (.56)          1.46        1.04)

     Total from investment operations      (.04)          2.24        (.46)
Distributions from
   Net investment income                   (.54)         (.74)        (.68)
   Net realized gains                        --          (.09)          --

     Total distributions                   (.54)           .83        (.68)
Total increase (decrease) in
     net asset value                       (.58)          1.41       (1.14)
Net asset value, ending                   $16.55        $17.13       $15.72



Total return *                            (.17%)        14.51%      (2.24%)

Ratios to average net assets:
   Net investment income                3.89%(a)         4.34%     3.57%(a)

   Total expenses                       2.52%(a)         2.19%         --
   Net expenses                         2.49%(a)         2.17%     2.55%(a)
   Expenses reimbursed                 (.02%)(a)           --      3.06%(a)
Portfolio turnover                           30%           58%          98%
Net assets, ending (in thousands)         $1,307        $1,678         $871
Number of shares outstanding,
   ending (in thousands)                      79            98           55


*   Total return does not reflect deduction of Class A front-end sales charge.
(a) Annualized
+ Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
^   From October 2, 1995, inception.
#   From March 1, 1994, inception.

                             CALVERT TAX-FREE RESERVES
                          CALIFORNIA MONEY MARKET PORTFOLIO

Dear Investor:
     Investors' changing outlook for Federal Reserve monetary policy caused above-average volatility in the financial markets. In general, bond yields trended higher during the first half of the year in anticipation of a Fed tightening and then retraced a bit during the second half when Gross Domestic Product and other indications of pricing pressures appeared to lessen.
     Money market investments turned in modestly good returns, considering the current low rates available on short-term securities. Most longer-term fixed-income investments also managed to generate positive returns, but yields covered a good bit of ground during the course of the year. The benchmark 30-year Treasury bond fluctuated within a fairly wide band of about 125 basis points but closed 1996 just 60 basis points above its year-ago level. Stocks posted very strong returns, for the second consecutive year. The Standard & Poor's 500 Stock Index rose about 23%. Municipal securities outperformed taxables, as the market recovered from fears that the introduction of a flat-tax system would eliminate municipal securities' tax advantage.

                            Municipal Rates

                         (Graph appears here)
          Graph shows municipal rates for 1, 7 and 20 year
            AA General Obligations between 12/95 and 12/96




Fund Performance and Strategy Review
     The anticipated rise in short-term rates did not materialize during 1996. Despite wide-spread expectations that the Federal Reserve would step in and tighten monetary policy to slow economic growth, the Fed took no action after a January rate cut.

                         Compound Dividend Yield

                           (Graph Appears Here)
     Twelve
     Months                                    3.78%
     Ended                                   3.29%
     12/31/95

     Twelve
     Months                                3.17%
     Ended                              2.87%
     12/31/96

               0.0%    1.0%    2.0%    3.0%     4.0%


     The yield on the Calvert Tax-Free Reserves California Money Market Portfolio generated a competitive level of tax-free income during this 12-month period, but the yield was below its year-ago level due to the lower rates now available on money market securities. We kept the Fund's weighted average maturity near the low end of its target range for the first six months of 1996, so that we could quickly roll assets into higher yielding securities as they became available. We took advantage of the June/July note season, when municipal governments bring new issues to market, to modestly extend maturity. Greater supply puts upward pressure on yields.

Outlook
     Yields will likely continue to fluctuate during the first quarter of 1997, but we don't expect to see a clear trend in place until after the next Federal Reserve Open Market Committee meeting. The Fed might then adopt a bias toward a tighter monetary policy, and rates might move a bit higher. This would be good news for money market investors who have endured two years of very low interest rates.

Sincerely,




David Rochat
Senior Vice President
January 21, 1997


                    Ratings Breakdown

                    (Graph appears here)


All services in Calvert Group money market fund are eligible securities under rule 2a-7 of the Investment Company Act of 1940. First Tier Securities are eligible securities rated in the highest rating category for short-term debt obligations by at least two of the Nationally Recognized Statistical Ratings Organizations. Second Tier Securities are eligible securities not in the First Tier.



                         Portfolio Statistics

                           Maturity Schedule


                                                       6/30/96        12/31/96
1-60 Days                                                96%            77%
61-120 Days                                              --             --
121-180 Days                                              1%             4%
181-360 Days                                              3%            19%
Weighted Average                                       15 Days        46 Days

                    Average Annual Total Returns
                     for periods ended 12/31/96

               One Year                      3.15%
               Five Year                     2.98%
               Since Inception (10/89)       3.74%


                         Hypothetical Performance
               Change in value of a hypothetical $10,000 investment.

                       (Graph appears here)

                    12/31/96  12/31/95  12/31/94  12/31/93  12/31/92  12/31/91

CA TRF M.M.         $13,024   $12,623   $12,163   $11,852   $11,590   $11,245




                    12/31/90  12/31/89  12/31/88

CA TFR M.M.         $10,746   $10,133   $10,000



Total returns assume reinvestment of dividends. Past performance is no guarantee of future results.




Report of Independent Accountants

     To the Board of Trustees of Calvert Tax-Free Reserves and Shareholders of California Money Market Portfolio:
     We have audited the accompanying statements of net assets of the California Money Market Portfolio (one of the portfolios comprising Calvert Tax-Free Reserves) as of December 31, 1996, and the related statements of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the preceding years were audited by other auditors whose report dated January 31, 1994 expressed an unqualified opinion thereon.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Money Market Portfolio as of December 31, 1996, the results of its operations, the changes in its net assets and financial highlights for the respective periods stated in the first paragraph in conformity with generally accepted accounting principles.

                                    COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
February 7, 1997




Statement of Net Assets
December 31, 1996

Principal
Amount                                                               Value
                    California Municipal Obligations - 98.4%
$3,550,000   Alameda-Contra Costa Revenue Anticipation Notes, 3.75%,
               1/30/97, LOC:  Sumitomo Bank, Ltd.                    $3,551,357
 4,225,000    Auburn Unified School District Certificates of
               Participation VRDN, 4.30%, 12/1/19,
               LOC:  Union Bank of California                         4,225,000
 5,100,000    Barstow Multi-Family Housing Revenue VRDN, 4.45%,
               4/1/18, C/LOC:  Mercury S&L                            5,100,000
 6,800,000    California Buena Park Community Development Authority VRDN,
               5.1975%, 12/28/99, GA:  Mass Mutual
               Life Insurance                                         6,800,000
 2,410,000    California Housing Finance Agency Revenue VRDN,
               3.96%, 8/1/10, INSUR:  MBIA                            2,410,000
   750,000    California Pollution Control Financing Authority
               Revenue VRDN, 3.85%, 3/1/08, LOC:  Banque
               National de Paris                                        750,000
 4,825,000    California State Custodial Receipts 1992 Series A VRDN,
               4.45%, 10/1/07, INSUR:  MBIA                           4,825,000
17,000,000   California Revenue Anticipation Notes,
               4.50%, 6/30/97                                        17,045,883
 5,285,000    California State General Obligation Tender Option
               Custodial Receipts, 3.60%, 11/1/17,
               INSUR:  FGIC                                           5,285,000
14,000,000   California Valleys Housing Finance Authority Revenue Bonds,
               4.75%, 7/1/25, LOC:  Sumitomo Bank, Ltd.              14,000,000
 4,650,000    City of Palmdale Community Redevelopment Agency VRDN,
               5.3625%, 12/1/05, LOC:  National Bank of Canada        4,650,000
 1,200,000    Fresno Multi-Family Housing VRDN, 5.60%, 5/1/15, LOC:
               Tokai Bank Ltd.                                        1,200,000
 3,025,000    Glendora Industrial Development Authority VRDN, 4.295%,
               12/1/16, LOC:  Union Bank of California                3,025,000
 3,550,000    Hemet Multi-Family Housing Authority VRDN, 4.35%, 7/1/06,
               C/LOC:  Mercury S&L                                    3,550,000
15,000,000   Huntington Beach CA Tax and Revenue Anticipation Notes,
               4.50%, 10/1/97                                        15,090,167
10,000,000   Kern County CA Superintendent VRDN, 4.15%, 12/1/21,
               BPA:  Anchor National Life                            10,000,000
 8,700,000    Lancaster Multi-Family Housing Authority VRDN, 3.55%,
               11/1/04, LOC:  Household Finance Corp.                 8,700,000
 6,500,000    Los Angeles Community Redevelopment Agency Revenue VRDN,
               4.20%, 12/1/05, LOC:  Industrial Bank of Japan, Ltd.   6,500,000
13,500,000   Los Angeles Convention & Exhibition Center Revenue VRDN,
               4.20%, 8/15/18, INSUR:  MBIA                          13,500,000
 3,400,000    Los Angeles Industrial Development Revenue Authority VRDN,
               4.80%, 7/1/14, LOC:  Tokai Bank, Ltd.                  3,400,000
             Los Angeles Multi-Family Housing Revenue VRDN:
 9,600,000      4.20%, 5/1/07, LOC:  Industrial Bank of Japan, Ltd.   9,600,000
 8,600,000      4.30%, 8/1/19, LOC:  Fuji Bank Ltd.                   8,600,000
10,800,000   Los Angeles Tax & Revenue Anticipation Notes, 4.50%, 6/30/97,
               LOC:  Credit Suisse                                   10,830,540
 5,000,000    Los Angeles Transportation Community Sales Tax Revenue Bonds,
               4.45%, 8/20/03, LOC:  Credit Suisse                    5,000,000


Principal
Amount                                                               Value

$5,000,000   Los Angeles Unified School Districts Tax & Revenue
               Anticipation Notes, 4.50%, 6/30/97                    $5,015,083
 4,965,000    Midway School District Certificates of Participation,
               3.50%, 2/1/23, LOC:  Union Bank of California          4,965,000
 6,540,000    Oceanside Multi-Family Housing VRDN, 4.40%, 8/1/17,
               SURBD:  Continental Casualty                           6,540,000
             Orange County Apartment Development Revenue VRDN:
 4,200,000      4.35%, 11/1/05, LOC:  Wells Fargo Bank                4,200,000
 7,000,000      4.35%, 11/1/05, LOC:  Wells Fargo Bank                7,000,000
 7,400,000      4.15%, 4/1/06, LOC:  Bank of Tokyo-Mitsubishi, Ltd.   7,400,000
   450,000      4.65%, 3/1/07, LOC:  Tokai Bank Ltd.                    450,000
   600,000      4.15%, 11/1/08, LOC:  Bank of Tokyo-Mitsubishi, Ltd.  600,000
 2,400,000      4.30%, 11/1/08, LOC:  Banque Paribas                  2,400,000
   500,000    Orange County Certificates of Participation,
               Florence Crittendon Services VRDN, 4.05%,
               3/1/16, LOC:  Swiss Bank Corp.                           500,000
 5,500,000    Orange County Housing Authority Revenue VRDN, 4.25%,
               12/1/07, LOC:  Bank of Tokyo-Mitsubishi, Ltd.          5,500,000
 1,000,000    Orange County Multi-Family Housing Authority VRDN, 4.25%,
               5/1/22, LOC:  Banque Paribas                           1,000,000
 2,000,000    Orange County Water District Certificates of
               Participation, 4.75%, 8/15/15,
               LOC:  National Westminster Bank                        2,000,000
             Palmdale School District Project Lease VRDN:
 5,444,086      4.65%, 12/13/10, LOC:  National Westminster Bank      5,444,086
 1,807,143      4.40%, 12/13/10, LOC:  National Westminster Bank      1,807,143
   500,000   Paramount Multi-Family Housing Authority VRDN, 4.17%,
               10/1/18, LOC:  Heller Financial                          500,000
             Pitney Bowes Credit Corporation LeaseTOPS Trust Certificates:
11,000,000     4.35%, 4/1/98, BPA:  Pitney Bowes Credit
               Corporation                                           11,000,000
 3,000,000      4.35%, 2/11/11, BPA:  Pitney Bowes Credit
               Corporation                                            3,000,000
17,000,000   Puerto Rico Commonwealth Tax & Revenue Anticipation Notes,
               4.00%, 7/30/97                                        17,054,666
 1,000,000    Riverside Multi-Family Housing VRDN, 4.75%, 6/1/09,
               LOC:  Tokai Bank Ltd.                                  1,000,000
 2,335,000    Sacramento Yolo CA Port District VRDN, 4.00%, 10/1/22,
               LOC:  Wells Fargo Bank                                 2,335,000
 5,000,000    San Bernardino Multi-Family Housing Revenue VRDN,
               5.55%, 5/1/15                                          5,000,000
 2,400,000    San Bernardino Public Safety Authority Revenue Bonds,
               4.10%, 5/1/97                                          2,400,000
             San Diego Multi-Family Housing VRDN:
 1,100,000      6.50%, 12/1/08, LOC:  Daiwa Bank, Ltd.                1,100,000
 1,500,000      4.20%, 8/1/15, LOC:  Bank of Tokyo-Mitsubishi, Ltd.   1,500,000
 5,000,000    San Francisco Multi-Family Housing VRDN, 4.60%,
               10/1/00, LOC:  Mitsubishi Trust & Banking              5,000,000
 3,500,000    San Marcos Industrial Development Authority VRDN,
               4.07%, 12/1/20, LOC:  Union Bank of California         3,500,000
 1,900,000    San Marcos Redevelopment VRDN, 3.795%,
               12/1/10, LOC:  Bank of America                         1,900,000
 3,893,000    Santa Ana Industrial Development VRDN, 5.00%,
               10/1/15, LOC:  Wells Fargo Bank                        3,893,000


Principal
Amount                                                               Value

  $800,000    Santa Ana Multi-Family Housing VRDN, 4.50%,
               12/1/07, C/LOC:  Mercury S&L                            $800,000
 7,000,000    Santa Paula Public Financing Authority Revenue VRDN,
               4.40%, 2/1/26, LOC:  Sumitomo Trust & Banking          7,000,000
 2,800,000    Simi Valley Multi-Family Housing Revenue Authority VRDN,
               4.30%, 6/1/10, LOC:  Sumitomo Trust & Banking          2,800,000
 2,500,000    Stockton County Multi-Family Housing VRDN, 4.00%,
               9/1/18, LOC:  Bank of America                          2,500,000
 2,680,000    Stockton County Nursing Home VRDN, 4.295%, 12/1/16,
               LOC:  Union Bank of California                         2,680,000
 1,265,000    Stockton Heritage Convalescent Center Project VRDN,
               5.775%, 12/1/05, LOC:  Tokai Bank Ltd.                 1,265,000
 8,000,000    Union City Housing Mortgage Revenue VRDN, 4.60%,
               10/1/11, LOC:  Mitsubishi Trust & Banking              8,000,000
 5,000,000    Union City Multi-Family Housing Authority Revenue VRDN,
               2.85%, 10/1/07, LOC:  Sumitomo Trust & Banking         5,000,000
16,000,000   Victor Valley Community College Revenue VRDN, 4.45%,
               11/1/24, GA:  Anchor National Life                    16,000,000
 6,300,000    Victor Valley Community College Certificates of Participation
               VRDN, 4.30%, 8/01/26, LOC:  Banque National de Paris   6,300,000
 3,830,000    Victorville Multi-Family Housing Revenue VRDN,
               4.55%, 12/1/15, C/LOC:  Redlands S&L                   3,830,000
 2,600,000    West Sacramento Financing Authority Special Tax Revenue VRDN,
               4.00%, 8/01/21, LOC:  Wells Fargo Bank, NA             2,600,000

             TOTAL INVESTMENTS  (Cost $340,416,925) - 98.4%     340,416,925
             Other assets and liabilities, net 1.6%              5,590,647

                  Net Assets - 100%                  $346,007,572

 Net Assets Consist of:


 Paid-in capital applicable to 346,124,321 shares of beneficial interest,
     unlimited number of no par shares authorized                  $346,124,362
 Undistributed net investment income                                     26,943
 Accumulated realized gain/(loss) on investments                       (143,733)

                            Net Assets                             $346,007,572


                            Net Asset Value per Share                     $1.00



Explanation of Guarantees:
BPA:      Bond-Purchase Agreement
GA:       Guaranty Agreement
INSUR:    Insurance
LOC:      Letter of Credit
C/LOC:    Collaterized LOC
SURBD:    Surety Bond

Abbreviations:
VRDN:     Variable Rate Demand Note


See Notes to financial statements.



Statement of Operations
Year Ended December 31, 1996

Net Investment Income

Investment Income
   Interest income                                              $12,911,054


Expenses
   Investment advisory fee                                        1,691,140
   Transfer agency fees and expenses                                462,279
   Trustees' fees and expenses                                       33,059
   Administrative fees                                               24,770
   Custodian fees                                                    25,823
   Registration fees                                                  3,218
   Reports to shareholders                                          132,661
   Professional fees                                                 18,899
   Miscellaneous                                                     49,454
   Reimbursement from Advisor                                      (117,823)

     Total expenses                                               2,323,480
     Fees paid indirectly                                           (25,823)

       Net expenses                                               2,297,657


         Net Investment Income                                   10,613,397


 Realized Gain (Loss) on Investments


Net realized gain (loss)                                               (351)


       Increase (Decrease) in Net Assets
       Resulting from Operations                                $10,613,046

See notes to financial statements.



Statements of Changes in Net Assets

                                                   Year Ended     Year Ended
                                                  December 31,   December 31,
Increase (Decrease) in Net Assets                     1996           1995


Operations
   Net investment income                           $10,613,397   $10,530,697
   Net realized gain (loss) on securities                 (351)    (143,382)
   Net realized gain (loss) on Tender Option
     Agreement - Note B                                   --       (600,000)
   Change in unrealized appreciation
     or depreciation                                      --         600,000


       Increase (Decrease) in Net Assets
       Resulting from Operations                    10,613,046    10,387,315


Distributions to shareholders from

   Net investment income                           (10,536,345) (10,583,766)

Capital share transactions
   Shares sold                                     459,651,341   377,023,687
   Reinvestment of distributions                    10,313,443    10,452,688
   Shares redeemed                                (424,384,914)(347,647,512)

     Total capital share transactions               45,579,870    39,828,863


Total Increase (Decrease) in Net Assets             45,656,571    39,632,412

Net Assets

Beginning of year                                  300,351,001   260,718,589


End of year (including undistributed net
     investment income (loss) of $26,943
     and ($50,109), respectively)                 $346,007,572  $300,351,001


 Share Activity


Shares sold                                        459,651,341   377,023,687
Reinvestment of distributions                       10,313,443    10,452,688
Shares redeemed                                  (424,384,914) (347,647,512)

   Net share activity                               45,579,870   39,828,863

See notes to financial statements.




Notes To Financial Statements

Note-Significant Accounting Policies
     General: The California Money Market Portfolio (the "Portfolio"), a series of Calvert Tax-Free Reserves (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operations of each series are accounted for separately. The Portfolio offers shares of beneficial interest to the public with no sales charges.

     Security   Valuation:   Securities  are  valued  at  amortized  cost  which
approximates market.

     Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

     Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are earned daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles, accordingly, periodic reclassifications are made within the
Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

     Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Portfolios' cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

     Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.


Note B-Related Party Transactions
     Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets: .50% on the first $500 million, .45% on the next $500 million and .40% on the excess of $1 billion.

     On December 15, 1994, the Portfolio entered into a Tender Option Agreement with the Advisor valued at $600,000 to secure payment of an "at risk" investment. On June 30, 1995 the investment paid the Portfolio in full and the Option expired unused. The expiration loss was applied against the Advisor's capital contribution of the Option.

     Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of $200,000 which is allocated to all of the Portfolios of the Fund based on their relative net assets.

     Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio.

     Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Fund.

     Each Trustee who is not affiliated with the Advisor received an annual fee of $20,250 plus up to $1,200 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served. Effective August 1, 1996, annual fees and meeting fees were increased to $20,500 and $1,500, respectively.


Note C-Investment Activity
     The cost of investments owned at December 31, 1996 was substantially the same for federal income tax and financial reporting purposes. Net realized capital loss carryforwards, for federal income tax purposes, of $143,733 at December 31, 1996 may be utilized to offset current and future capital gains until expiration through 2004.

     As a cash management practice, the Portfolio may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.



Financial Highlights
                                                       Years Ended

                                                       December 31,
                                           1996          1995         1994

Net asset value, beginning                 $1.00        $1.00         $1.00

Income from investment operations
   Net investment income                    .031         .037          .026

Distributions from
   Net investment income                  (.031)       (.037)        (.026)

Net asset value, ending                    $1.00        $1.00         $1.00

Total return                                3.17%        3.78%*       2.62%*

Ratios to average net assets:
   Net investment income                   3.14%        3.69%         2.55%

   Total expenses                           .69%         .76%           --
   Net expenses                             .68%         .75%          .69%
   Expenses reimbursed                      .03%          --            --
Net assets, ending (in thousands)       $346,008     $300,351      $260,719
Number of shares outstanding,
   ending (in thousands)                 346,124      300,544       260,716


                                                             Years Ended
                                                             December 31,
                                                         1993         1992

Net asset value, beginning                              $1.00         $1.00

Income from investment operations
   Net investment income                                 .022          .030

Distributions from
   Net investment income                               (.022)        (.030)
Net asset value, ending                                 $1.00         $1.00


Total return                                            2.26%         3.08%
Ratios to average net assets:
   Net investment income                                2.22%         3.01%
   Total expenses                                        --            --
   Net expenses                                          .69%          .68%
Net assets, ending (in thousands)                    $296,984      $323,928
Number of shares outstanding,
   ending (in thousands)                              296,984       323,928


* Total return numbers do not reflect Tender Option Agreement (see Note B).
+ Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.

CALVERT TAX-FREE RESERVES
VERMONT MUNICIPAL PORTFOLIO

Dear Investor:
     Investors' changing outlook for the Federal Reserve's monetary policy caused above-average volatility in the financial markets. In general, bond yields trended higher during the first half of the year in anticipation of a Fed tightening and then retraced a bit during the second half when Gross Domestic Product and other indications of pricing pressures appeared benign.
     Most bond investments managed to generate positive returns, but yields covered a good bit of ground during the course of the year. The benchmark 30-year Treasury bond fluctuated within a fairly wide band of about 125 basis points but closed 1996 just 60 basis points above its year-ago level. Stocks posted very strong returns, for the second consecutive year. The Standard & Poor's 500 Stock Index rose about 23%.


                           Municipal Rates
                         (Graph appears here)
          Graph shows municipal rates for 1, 7 and 20 year
            AA General Obligations between 12/95 and 12/96



Fund Performance and Strategy Review
     The Calvert Tax-Free Reserves Vermont Municipal Portfolio generated a six-month return in-line with its peer group average and a 12-month return that was considerably above this benchmark. We kept maturity relatively constant for most of the year and maintained our emphasis on high credit quality.


                    Investment Performance

                      (Graph appears here)

     Periods Ended 12/31/96        6 Months       12 Months

     Vermont Municipal Portfolio   4.59%          3.98%

     Lipper Other States
       Muni Fund Avg.              4.49%          3.48%

     Investment performance is for Class A Shares and does not reflect the deduction of any front-end sales charge.


Outlook
     Yields will likely continue to fluctuate during the first quarter of 1997, but we don't expect to see a clear trend in place until after the next Federal Reserve Open Market Committee meeting. The Fed might then adopt a bias toward a tighter monetary policy, and rates might move a bit higher, but we are not anticipating a steep increase. Our strategy is to keep the Vermont Portfolio at or near its current maturity range until the interim volatility subsides and we can better assess the direction of rates.

Sincerely,




David Rochat
Senior Vice President
January 21, 1997



                                   Ratings Breakdown

                                 (Graph appears here)

               AAA/Aaa        AA/Aa     A/a       BBB/Baa        NR
                 54%           28%      5%          10%          3%




     NR: Obligation is not rated by a commercial credit rating service, such as Moody's Investors Services, Inc., or Standard & Poor's Corporation; obligation has been determined to be of appropriate quality for the Portfolio by Calvert Asset Management Company, Inc., the Investment Advisor.




                         Portfolio Statistics

                     Weighted Average Maturity
                        6/30/96      12/31/96
                       13 years      15 years


                              SEC Yields
                                                  Class A
               Thirty Days Ended                  12/31/96
                                                  4.66%

               Yields assume reinvestment of dividends.


                     Average Annual Total Returns
                      for periods ended 12/31/96

                    Class A Shares
                    One Year                       .06%
                    Since Inception               6.55%


                         Performance Comparison
     Comparison of change in value of a hypothetical $10,000 investment.

                         (Graph appears here)


                         12/31/96   12/31/95  12/31/94  12/31/93

CTFR VERMONT             $14,399    $13,909   $12,109   $12,468

LEHMAN AGGREGATE BD      $15,466    $14,924   $12,706   $13,399


                         12/31/92       12/31/91       4/1/91

CTFR VERMONT             $11,248        $10,453        $9,625

LEHMAN AGGREGATE BD      $11,933        $10,966        $10,000

Total returns assume reinvestment of dividends and, for Class A shares, reflect the deduction of the fund's maximum sales charge of 3.75%. No sales charge has been applied to the index used for comparison. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in Class C shares would be different. Past performance is no guarantee of future returns.




Report of Independent Accountants

     To the Board of Directors of Calvert Tax-Free Reserves and Shareholders of Vermont Municipal Portfolio:

     We have audited the accompanying statement of net assets of Vermont Municipal Portfolio (one of the portfolios comprising Calvert Tax-Free Reserves) as of December 31, 1996, and the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the preceding years were audited by other auditors whose report dated January 31, 1994 expressed an unqualified opinion thereon.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Vermont Municipal Portfolio as of December 31, 1996, the results of its operations, the changes in its net assets and financial highlights for the respective periods stated in the first paragraph in conformity with generally accepted accounting principles.

                                    COOPERS & LYBRAND L.L.P.


Baltimore, Maryland
February 7, 1997



Statement of Net Assets
December 31, 1996

Principal
Amount                                                               Value


                     Vermont Municipal Obligations - 97.8%
$2,000,000   Burlington Electric Revenue Bonds, 6.25%, 7/1/14,
               MBIA Insured                                      $2,127,780
  700,000    Burlington VT General Obligation Bond,
               6.50%, 5/1/20                                        732,998
2,000,000    Chittenden Solid Waste District General Obligation Bond,
               6.60%, 1/1/12, Asset Guaranty Insured             2,172,140
             Rutland County Solid Waste General Obligation Bonds:
  110,000      5.80%, 11/1/99                                      113,993
  110,000      5.95%, 11/1/00                                      115,117
  110,000      6.10%, 11/1/01                                      116,445
  110,000      6.25%, 11/1/02                                      117,695
  110,000      6.35%, 11/1/03                                      118,913
  110,000      6.45%, 11/1/04                                      119,926
  105,000      6.50%, 11/1/05                                      115,106
  100,000      6.55%, 11/1/06                                      110,184
  100,000      6.60%, 11/1/07                                      110,688
  100,000      6.70%, 11/1/08                                      111,342
  200,000      6.75%, 11/1/09                                      111,487
  100,000      6.80%, 11/1/10                                      111,396
  100,000      6.80%, 11/1/11                                      111,394
  100,000      6.85%, 11/1/12                                      111,678
1,800,000    Vermont Education and Health - Central Vermont Hospital,
               7.00%, 10/1/22                                    2,050,020
2,000,000    Vermont Education and Health - Central Vermont Hospital,
               5.00%, 11/15/15, AMBAC Insured                    1,876,660
1,000,000    Vermont Education and Health - Lyndon Institute Project,
               6.60%, 12/1/14                                    1,024,810
3,000,000    Vermont Education and Health - Middlebury College,
               5.50%, 11/1/16                                    2,972,610
2,000,000    Vermont Education and Health - Northwestern Medical Center,
               6.25%, 9/1/18                                     1,980,360
  580,000    Vermont Education and Health - Norwich University,
               5.75%, 9/1/05                                       602,806
1,500,000    Vermont Education and Health - Norwich University,
               6.00%, 9/1/13                                     1,482,750
1,000,000    Vermont Education and Health - Southwest Medical Center,
               5.625%, 10/1/25, FSA Insured                        976,920
  750,000    Vermont Education and Health - Vermont Medical Center Bonds,
               6.00%, 9/1/22, FGIC Insured                         764,640
1,200,000    Vermont Housing Finance Authority Single Family Series 2
               Housing Bonds, 7.20%, 11/1/11                     1,243,536
             Vermont Municipal Bond Bank Revenue Bonds:
1,000,000      5.375%, 12/1/13                                     976,620
4,000,000      5.50%, 12/1/22, AMBAC Insured                     3,929,320
             Vermont State General Obligation Bonds:
1,500,000      5.70%, 1/15/00                                    1,563,975
1,740,000      6.50%, 2/1/01                                     1,877,826


Principal
Amount                                                               Value


2,500,000     6.30%, 1/15/06                                   $2,768,475
  500,000      6.50%, 2/1/07, (Prerefunded)                        547,400
1,000,000      6.40%, 2/1/08, (Prerefunded)                      1,102,730
  400,000      Zero Coupon,  8/1/08                                218,228
  300,000      Zero Coupon, 8/1/09                                 153,438
1,000,000      4.90%, 2/1/10                                       962,370
1,000,000      6.45%, 2/1/11, (Prerefunded)                      1,104,980
1,950,000      6.45%, 2/1/12, (Prerefunded)                      2,154,711
1,360,000    Vermont State Colleges Revenue Bond, 5.13%, 7/1/18,
               MBIA Insured                                      1,279,665
2,440,000    Vermont State Lease Certificates of Participation,  6.50%,
               7/1/11, MBIA Insured                              2,647,595
2,000,000    Vermont Student Assistance Corporation Education Loan Series A
               Revenue Bonds, 6.50%, 6/15/00, AMBAC Insured      2,103,120
2,240,000    Vermont Student Assistance Corporation Education Loan Series A-3
               Revenue Bonds, 6.50%, 12/15/05, FSA Insured       2,428,384
1,000,000    Vermont Student Assistance Corporation Education Loan Series B
               Revenue Bonds, 6.70%, 12/15/12, FSA Insured       1,065,220
  200,000    Windham County Solid Waste General Obligation
               Bonds, 6.40%, 12/1/97                               199,770


             Total Municipal Obligations (Cost $46,191,340)     48,687,221


Contracts


                           Options Purchased - 0.0%
       71    Call Options on U.S. Treasury Bond Futures,
               Expiration 2/22/97, Strike Price 118                 14,422

             Total Options (Cost $62,835)                           14,422

               TOTAL INVESTMENTS (Cost $46,254,175) - 97.8%     48,701,643
               Other assets and liabilities, net - 2.2%          1,072,440

               Net Assets - 100%                               $49,774,083



 Net Assets Consist of:

 Paid-in capital applicable to 3,048,362 Class A shares of beneficial interest,
    unlimited number of no par shares authorized:               $46,644,935
 Undistributed net investment income                                200,009
 Accumulated net realized gain (loss) on investments                481,671
 Net unrealized appreciation (depreciation) on investments        2,447,468

    Net assets                                                   $49,774,083

 Net Asset Value per Share                                           $16.33


Abbreviations:
AMBAC - AMBAC Indemnity Corporation
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance
MBIA - MBIA Insurance Corporation

See notes to financial statements.



Statement of Operations
Year Ended December 31, 1996

Net Investment Income

Investment Income
   Interest income                                               $3,412,664

Expenses
   Investment advisory fee                                          340,885
   Transfer agency fees and expenses                                 25,633
   Distribution plan expenses of Class C                              3,690
   Trustees' fees and expenses                                        5,677
   Administrative fees                                                4,156
   Custodian fees                                                    18,498
   Registration fees                                                  6,251
   Reports to shareholders                                           21,526
   Professional fees                                                  3,729
   Miscellaneous                                                     13,184

     Total expenses                                                 443,229
     Fees paid indirectly                                           (18,498)

       Net expenses                                                 424,731


         Net Investment Income                                    2,987,933


 Realized and Unrealized Gain (Loss)
 on Investments


Net realized gain (loss) on:
   Securities                                                        802,614
   Futures                                                          (161,144)


                                                                    641,470

Change in unrealized appreciation or depreciation                (1,491,128)


         Net Realized and Unrealized Gain (Loss)
         on Investments                                            (849,658)


         Increase (Decrease) in Net Assets
         Resulting From Operations                               $2,138,275

See notes to financial statements.




Statements of Changes in Net Assets
                                                   Year Ended     Year Ended
                                                  December 31,   December 31,
Increase (Decrease) in Net Assets                     1996           1995

Operations
   Net investment income                            $2,987,933   $3,335,609
   Net realized gain (loss)                            641,470      829,370
   Change in unrealized appreciation
     or depreciation                                (1,491,128)   4,506,456


     Increase (Decrease) in Net Assets
     Resulting From Operations                       2,138,275    8,671,435


Distributions to shareholders from
   Net investment income:
     Class A shares                                 (2,916,946)  (3,270,290)
     Class C shares                                    (12,173)     (18,419)
   Net realized gain:
     Class A shares                                   (230,374)    (336,995)
     Class C shares                                        --        (2,227)

   Total distributions                              (3,159,493)  (3,627,931)


Capital share transactions
   Shares sold:
     Class A shares                                  5,207,872    4,860,473
     Class C shares                                    253,726      430,193
   Reinvestment of distributions:
     Class A shares                                  1,422,158    2,192,127
     Class C shares                                     11,686       19,158
   Shares redeemed:
     Class A shares                                (16,048,921) (16,079,754)
     Class C shares                                   (648,927)    (306,328)

   Total capital share transactions                 (9,802,406)  (8,884,131)

Total Increase (Decrease) in Net Assets            (10,823,624)  (3,840,627)


Net Assets

Beginning of year                                   60,597,707   64,438,334

End of year (including undistributed net investment income of
   $200,009 and $184,905, respectively)            $49,774,083  $60,597,707

Capital Share Activity


Shares sold:
   Class A shares                                      319,474      302,854
   Class C shares                                       15,797       27,415
Reinvestment of distributions:
   Class A shares                                       87,429      136,701
   Class C shares                                          729        1,195
Shares redeemed:
   Class A shares                                     (979,940)  (1,003,353)
   Class C shares                                      (40,553)     (19,207)

Total capital share activity                          (597,064)    (554,395)

See notes to financial statements.



Notes To Financial Statements

Note A-Significant Accounting Policies

     General: The Vermont Municipal Portfolio (the "Portfolio"), a series of Calvert Tax-Free Reserves (the "Fund"), is registered under the Investment Company Act of 1940 as a nondiversified, open-end management investment company. The operations of each series are accounted for separately. Shares of the Portfolio are sold with a maximum front-end sales charge of 3.75%. On October 29, 1996, all outstanding Class C shares in the Portfolio were converted into an equivalent value of Class A shares. This transaction was a non-taxable exchange and no sales charge was applied to the Class A shares issued.

     Security Valuation: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities listed or traded on a national securities exchange are valued at the last reported sale price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

     Options: The Portfolio may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium.

     Futures Contracts: The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Portfolio maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

     Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

     Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

     The Fund designates $230,374 as capital gain dividends for taxable year ended December 31, 1996.

     Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Expense Offset
Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

     Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.


Note B-Related Party Transactions
     Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of .60% of the Portfolio's average daily net assets.

     Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of $200,000 which is allocated to all of the Portfolios of the Fund based on their relative net assets.

     Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. A Distribution Plan, adopted by Class C shareholders, allows the Portfolio to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed 1.0% annually of average daily net assets of Class C. (See Note A regarding the elimination of Class C shares.)

     The Distributor received $28,339 as its portion of commissions charged on sales of the Portfolio's Class A shares.

     Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Portfolio.

     Each Trustee who is not affiliated with the Advisor received an annual fee of $20,250 plus up to $1,200 for each Board and Committee meeting attended. Trustee"s fees are allocated to each of the funds served. Effective August 1, 1996, annual fees and meeting fees were increased to $20,500 and $1,500, respectively.


Note C-Investment Activity
     During the year, purchases and sales of investments, other than short-term, were $13,334,789 and $23,434,311, respectively.

     The cost of investments owned at December 31, 1996 was substantially the same for federal income tax and financial reporting purposes. Net unrealized appreciation aggregated $2,447,468, of which $2,565,399 related to appreciated securities and $117,931 related to depreciated securities.

     As a cash management practice, the Portfolio may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.



Financial Highlights
                                                       Years Ended
                                                       December 31,
Class A Shares                             1996          1995         1994

Net asset value, beginning                 $16.62       $15.34        $16.66

Income from investment operations
   Net investment income                      .88          .87           .87
   Net realized and unrealized gain (loss)  (.25)         1.35        (1.35)

       Total from investment operations      .63          2.22         (.48)
Distributions from
   Net investment income                    (.85)        (.85)         (.84)
   Net realized gains                       (.07)        (.09)          --

       Total distributions                  (.92)        (.94)         (.84)
Total increase (decrease) in
     net asset value                        (.29)         1.28        (1.32)
Net asset value, ending                    $16.33       $16.62        $15.34


Total return*                               3.98%       14.86%       (2.88%)

Ratios to average net assets:
   Net investment income                    5.27%        5.35%         5.47%

   Total expenses                            .77%         .76%            --
   Net expenses                              .73%         .75%          .73%
Portfolio turnover                            24%          12%           11%
Net assets, ending (in thousands)         $49,774      $60,203       $64,215
Number of shares outstanding,
   ending (in thousands)                    3,048        3,621         4,185


                                                            Years Ended
                                                             December 31,
Class A Shares                                           1993         1992

Net asset value, beginning                              $15.83       $15.58

Income from investment operations
   Net investment income                                   .86          .84
   Net realized and unrealized gain (loss)                 .82          .31

       Total from investment operations                   1.68         1.15
Distributions from
   Net investment income                                 (.85)        (.84)
   Net realized gains                                      --         (.06)

       Total distributions                               (.85)        (.90)
Total increase (decrease) in net asset value               .83          .25
Net asset value, ending                                 $16.66       $15.83


Total return*                                           10.84%        4.99%
Ratios to average net assets:
   Net investment income                                 5.25%        5.41%
   Total expenses                                         --           --
   Net expenses                                           .72%         .62%
   Expenses reimbursed                                    --           --
Portfolio turnover                                          5%          11%
Net assets, ending (in thousands)                      $67,634      $53,179
Number of shares outstanding,
   ending (in thousands)                                 4,060        3,359



Financial Highlights
                                                       Years Ended
                                                       December 31,
Class A Shares                             1996          1995         1994

Net asset value, beginning                 $16.42        $15.26       $16.40

Income from investment operations
   Net investment income                      .45           .58          .51
   Net realized and unrealized gain (loss)  (.39)          1.35       (1.06)

       Total from investment operations      .06           1.93        (.55)
Distributions from
   Net investment income                    (.44)         (.68)        (.59)
   Net realized gains                         --          (.09)          --

       Total distributions                  (.44)         (.77)        (.59)
Total increase (decrease) in
     net asset value                        (.38)          1.16       (1.14)
Net asset value, ending                    $16.04        $16.42       $15.26


Total return*                                .41%        12.88%      (2.94%)

Ratios to average net assets:
   Net investment income                 3.26%(a)         3.61%     3.87%(a)

   Total expenses                        2.78%(a)         2.47%         --
   Net expenses                          2.74%(a)         2.46%     2.41%(a)
   Expenses reimbursed                        --            --      1.85%(a)
Portfolio turnover                            19%           12%          11%
Net assets, ending (in thousands)            $432          $394         $223
Number of shares outstanding,
   ending (in thousands)                       27            24           15


*   Total return does not reflect deduction of Class A front-end sales charge.
(a) Annualized
+ Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
#   From March 1, 1994, inception.